UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipals Trust
Semiannual Report
January 31, 2024

Arizona    •      Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
Arizona Municipal Income Fund
January 31, 2024
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	3.38%	3.11%	1.59%	2.48%
Class A with 3.25% Maximum Sales Charge	—	—	(0.01)	(0.21)	0.91	2.14
Class C at NAV	12/16/2005	07/25/1991	3.01	2.44	0.85	1.87
Class C with 1% Maximum Deferred Sales Charge	—	—	2.01	1.44	0.85	1.87
Class I at NAV	08/03/2010	07/25/1991	3.48	3.32	1.79	2.69

Bloomberg Municipal Bond Index	—	—	2.70%	2.90%	1.99%	2.78%
Bloomberg Arizona Municipal Bond Index	—	—	2.73	2.72	1.73	2.59
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.73%	1.48%	0.54%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.93%	2.18%	3.13%
Taxable-Equivalent Distribution Rate	5.17	3.85	5.53
SEC 30-day Yield	2.83	2.18	3.12
Taxable-Equivalent SEC 30-day Yield	4.99	3.84	5.51
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2024
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	3.33%	2.97%	1.60%	2.45%
Class A with 3.25% Maximum Sales Charge	—	—	0.00 [5]	(0.39)	0.94	2.11
Class C at NAV	02/09/2006	05/01/1992	2.94	2.31	0.86	1.84
Class C with 1% Maximum Deferred Sales Charge	—	—	1.94	1.31	0.86	1.84
Class I at NAV	03/03/2008	05/01/1992	3.43	3.17	1.81	2.65

Bloomberg Municipal Bond Index	—	—	2.70%	2.90%	1.99%	2.78%
Bloomberg Connecticut Municipal Bond Index	—	—	2.62	2.52	2.25	2.49
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.84%	2.08%	3.04%
Taxable-Equivalent Distribution Rate	5.43	3.99	5.81
SEC 30-day Yield	2.68	2.02	2.97
Taxable-Equivalent SEC 30-day Yield	5.13	3.87	5.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2024
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	3.00%	2.46%	1.66%	2.20%
Class A with 3.25% Maximum Sales Charge	—	—	(0.33)	(0.90)	0.99	1.86
Class C at NAV	12/21/2005	07/29/1991	2.51	1.62	0.87	1.59
Class C with 1% Maximum Deferred Sales Charge	—	—	1.51	0.62	0.87	1.59
Class I at NAV	08/03/2010	07/29/1991	3.10	2.67	1.84	2.40

Bloomberg Municipal Bond Index	—	—	2.70%	2.90%	1.99%	2.78%
Bloomberg Minnesota Municipal Bond Index	—	—	2.23	1.90	1.66	2.27
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.70%	1.45%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.96%	2.22%	3.16%
Taxable-Equivalent Distribution Rate	6.01	4.49	6.41
SEC 30-day Yield	2.81	2.16	3.10
Taxable-Equivalent SEC 30-day Yield	5.69	4.38	6.29
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2024
Performance

Portfolio Manager(s) Cynthia J. Clemson, Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	2.66%	2.75%	1.72%	2.63%
Class A with 3.25% Maximum Sales Charge	—	—	(0.70)	(0.57)	1.04	2.28
Class C at NAV	12/14/2005	01/08/1991	2.34	2.10	0.96	2.01
Class C with 1% Maximum Deferred Sales Charge	—	—	1.34	1.10	0.96	2.01
Class I at NAV	03/03/2008	01/08/1991	2.76	3.07	1.91	2.83

Bloomberg Municipal Bond Index	—	—	2.70%	2.90%	1.99%	2.78%
Bloomberg New Jersey Municipal Bond Index	—	—	2.93	3.81	2.86	3.42
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.72%	1.47%	0.52%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.83%	2.08%	3.02%
Taxable-Equivalent Distribution Rate	5.83	4.29	6.24
SEC 30-day Yield	2.71	2.06	3.00
Taxable-Equivalent SEC 30-day Yield	5.60	4.25	6.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2024
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Paul Metheny, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	3.00%	2.89%	1.39%	2.24%
Class A with 3.25% Maximum Sales Charge	—	—	(0.35)	(0.40)	0.74	1.90
Class C at NAV	01/13/2006	01/08/1991	2.70	2.14	0.64	1.62
Class C with 1% Maximum Deferred Sales Charge	—	—	1.70	1.15	0.64	1.62
Class I at NAV	03/03/2008	01/08/1991	3.10	3.10	1.60	2.44

Bloomberg Municipal Bond Index	—	—	2.70%	2.90%	1.99%	2.78%
Bloomberg Pennsylvania Municipal Bond Index	—	—	2.59	3.12	2.18	2.97
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.84%	1.59%	0.64%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.51%	2.76%	3.71%
Taxable-Equivalent Distribution Rate	6.26	4.92	6.61
SEC 30-day Yield	3.11	2.47	3.42
Taxable-Equivalent SEC 30-day Yield	5.54	4.40	6.08
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Municipal Income Funds
January 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Amount is less than 0.005%.
Fund profiles subject to change due to active management.

Eaton Vance
Municipal Income Funds
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,033.80	$3.83	0.75%
Class C	$1,000.00	$1,030.10	$7.65	1.50%
Class I	$1,000.00	$1,034.80	$2.81	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.37	$3.81	0.75%
Class C	$1,000.00	$1,017.60	$7.61	1.50%
Class I	$1,000.00	$1,022.37	$2.80	0.55%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.

Eaton Vance
Municipal Income Funds
January 31, 2024
Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,033.30	$3.68	0.72%
Class C	$1,000.00	$1,029.40	$7.50	1.47%
Class I	$1,000.00	$1,034.30	$2.66	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.52	$3.66	0.72%
Class C	$1,000.00	$1,017.75	$7.46	1.47%
Class I	$1,000.00	$1,022.52	$2.64	0.52%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,030.00	$3.67	0.72%
Class C	$1,000.00	$1,025.10	$7.48	1.47%
Class I	$1,000.00	$1,031.00	$2.65	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.52	$3.66	0.72%
Class C	$1,000.00	$1,017.75	$7.46	1.47%
Class I	$1,000.00	$1,022.52	$2.64	0.52%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.

Eaton Vance
Municipal Income Funds
January 31, 2024
Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,026.60	$3.67	0.72%
Class C	$1,000.00	$1,023.40	$7.53	1.48%
Class I	$1,000.00	$1,027.60	$2.65	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.52	$3.66	0.72%
Class C	$1,000.00	$1,017.70	$7.51	1.48%
Class I	$1,000.00	$1,022.52	$2.64	0.52%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,030.00	$3.88	0.76%
Class C	$1,000.00	$1,027.00	$7.69	1.51%
Class I	$1,000.00	$1,031.00	$2.86	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.32	$3.86	0.76%
Class C	$1,000.00	$1,017.55	$7.66	1.51%
Class I	$1,000.00	$1,022.32	$2.85	0.56%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.7%
Security	Principal Amount (000's omitted)	Value
Education — 10.9%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 246,032
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	350	352,349
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	46,695
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	475	419,776
Arizona State University:
3.85%, 7/1/34(2)	485	485,000
5.00%, 7/1/36	1,150	1,177,059
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	210,860
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	385,942
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	433,345
Northern Arizona University, 5.00%, 6/1/38	1,000	1,034,001
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	481,705
University of Arizona:
5.00%, 6/1/38	1,500	1,551,450
5.00%, 6/1/42	1,500	1,617,240
		$ 8,441,454
Electric Utilities — 5.9%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$ 1,188,606
5.00%, 7/1/36	1,000	1,198,240
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,095,270
5.00%, 1/1/50	1,000	1,103,510
		$ 4,585,626
General Obligations — 11.6%
Glendale, AZ, 5.00%, 7/1/43	$550	$ 622,094
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,572,056
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	306,705
Puerto Rico:
0.00%, 7/1/33	750	477,975
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$1,000	$ 1,084,430
Scottsdale, AZ, 4.00%, 7/1/39	1,500	1,558,890
Tempe, AZ:
5.00%, 7/1/24	1,000	1,008,150
5.00%, 7/1/43	1,000	1,131,080
Tolleson Union High School District No. 214, AZ, 5.00%, 7/1/39	800	920,528
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	350,529
		$ 9,032,437
Hospital — 16.6%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 2.95%, 1/1/46(3)	$3,500	$ 3,500,000
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals):
5.00%, 12/1/39	1,665	1,674,441
5.00%, 12/1/42	1,000	1,002,730
Arizona Industrial Development Authority, (Phoenix Children's Hospital), (LOC: JPMorgan Chase Bank, N.A.), 2.95%, 2/1/48(3)	2,935	2,935,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	499,230
4.00%, 1/1/48	1,350	1,309,581
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	430,148
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	500,295
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,011,502
		$ 12,862,927
Housing — 2.2%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 509,980
5.00%, 7/1/44	250	252,285
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	428,645
5.00%, 7/1/37	500	513,160
		$ 1,704,070

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 4.6%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,070,200
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	500	445,660
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	250	226,507
4.50%, 8/1/42	850	840,616
		$ 3,582,983
Insured - Electric Utilities — 0.9%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 479,602
Series SS, (NPFG), 5.00%, 7/1/25	245	244,022
		$ 723,624
Insured - General Obligations — 11.4%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,209,084
Cartwright Elementary School District No. 83, AZ, (AGM), 5.25%, 7/1/42	1,390	1,561,568
Maricopa County Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/34	1,000	1,166,700
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,747,564
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,206,962
		$ 8,891,878
Insured - Lease Revenue/Certificates of Participation — 1.9%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 505,635
(AGM), 4.25%, 6/1/47	1,000	1,001,640
		$ 1,507,275
Insured - Special Tax Revenue — 4.3%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,282,550
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	2,033,466
		$ 3,316,016
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.9%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,474,376
		$ 1,474,376
Senior Living/Life Care — 2.0%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 462,830
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	219,127
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	364,675
4.00%, 12/1/30	500	475,510
		$ 1,522,142
Special Tax Revenue — 8.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 202,460
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	38,072
1.30%, 7/1/28	500	455,270
2.10%, 7/1/36	580	483,639
2.55%, 7/1/46	1,250	913,450
4.00%, 7/1/32	275	288,194
Marana, AZ, Pledged Excise Tax Revenue:
4.00%, 7/1/44(4)	1,000	999,230
5.00%, 7/1/35(4)	250	274,423
5.00%, 7/1/36(4)	200	218,510
5.00%, 7/1/37(4)	275	298,749
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	690,696
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	1,003,240
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	1,003,230
		$ 6,869,163
Transportation — 5.2%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,505,955
(AMT), 4.00%, 7/1/38	1,000	1,001,910
(AMT), 5.00%, 7/1/49	1,455	1,503,306
		$ 4,011,171
Water and Sewer — 9.5%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,548,975

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	$750	$ 765,210
Green Bonds, 4.00%, 7/15/47	1,000	997,960
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	866,158
5.00%, 7/1/39	1,000	1,155,070
5.25%, 7/1/47	1,800	2,035,710
		$ 7,369,083
Total Tax-Exempt Municipal Obligations (identified cost $74,639,617)		$ 75,894,225

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$135	$ 132,002
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	45	44,959
		$ 176,961
General Obligations — 2.4%
Maricopa County Elementary School District No. 2, AZ, 4.50%, 7/1/24	$655	$ 653,428
Maricopa, AZ:
5.09%, 7/1/25	500	502,825
5.45%, 7/1/24	710	711,739
		$ 1,867,992
Special Tax Revenue — 0.9%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 664,845
		$ 664,845
Total Taxable Municipal Obligations (identified cost $2,896,243)		$ 2,709,798

Trust Units — 0.6%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.6%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 443,475
Total Trust Units (identified cost $447,393)		$ 443,475
Total Investments — 101.8% (identified cost $77,983,253)		$ 79,047,498
Other Assets, Less Liabilities — (1.8)%		$ (1,394,329)
Net Assets — 100.0%		$ 77,653,169
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $2,760,024 or 3.6% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(4)	When-issued security.
The Trust invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 18.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 14.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Yale University, 0.873%, 4/15/25	$1,000	$ 956,323
Total Corporate Bonds (identified cost $928,000)		$ 956,323

Tax-Exempt Municipal Obligations — 93.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,070,860
Green Bonds, 5.00%, 5/1/37	1,000	1,059,230
		$ 2,130,090
Education — 22.7%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 596,070
5.00%, 7/1/30	175	196,655
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	616,083
5.00%, 7/1/37	375	433,912
5.00%, 7/1/38	250	286,890
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,237,446
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,507,350
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,881,302
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	500	501,265
5.00%, 7/1/34	1,475	1,528,528
5.00%, 7/1/48	1,000	1,067,580
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,000	994,020
5.00%, 7/1/37	810	843,032
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	141,747
4.00%, 7/1/29	100	105,365
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/30	$125	$ 131,685
4.00%, 7/1/33	430	447,591
4.00%, 7/1/34	1,095	1,137,913
4.00%, 7/1/36	560	576,425
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	834,470
5.00%, 7/1/35	850	873,358
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 4.54%, 7/1/40(1)	500	500,000
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	981,730
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,732,360
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,990,820
University of Connecticut, 5.50%, 11/15/53	1,500	1,725,540
		$ 23,869,137
Escrowed/Prerefunded — 1.5%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 415,847
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	151,797
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,010,490
		$ 1,578,134
General Obligations — 25.0%
Colchester, CT:
4.00%, 10/15/28	$440	$ 443,683
5.00%, 4/17/24	1,500	1,504,260
Connecticut:
4.00%, 6/15/34	1,500	1,508,865
4.00%, 1/15/38	1,000	1,035,900
4.00%, 6/15/39	300	311,262
4.00%, 6/15/41	300	306,561
Social Bonds, 4.00%, 1/15/43	1,000	1,010,590
Social Bonds, 5.00%, 11/15/42	1,500	1,694,355
Darien, CT, 4.00%, 4/15/48	1,125	1,131,143
East Haddam, CT:
3.00%, 12/1/35	400	383,056
3.00%, 12/1/37	335	308,535
East Lyme, CT, 5.00%, 8/8/24	1,500	1,511,640

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ellington, CT:
3.00%, 9/15/33	$280	$ 273,955
3.00%, 9/15/35	210	198,169
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,443,163
Green Bonds, 4.125%, 4/1/41	1,410	1,445,997
Naugatuck, CT, 5.25%, 10/15/43	275	312,747
North Haven, CT, 5.00%, 7/15/25	1,490	1,537,859
Norwalk, CT, 4.00%, 8/15/47	1,425	1,435,075
Puerto Rico:
0.00%, 7/1/33	750	477,975
5.625%, 7/1/27	328	346,660
5.625%, 7/1/29	1,250	1,355,537
South Windsor, CT, 4.00%, 2/1/43	1,425	1,448,284
Waterbury, CT, 5.00%, 8/1/37	1,150	1,304,123
West Haven, CT, 4.00%, 9/15/36	1,500	1,515,660
Windsor Locks, CT:
4.125%, 7/15/41	640	666,528
4.25%, 7/15/48	1,280	1,314,086
		$ 26,225,668
Hospital — 7.9%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.00%, 7/15/43	$1,535	$ 1,511,960
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/49	1,500	1,226,670
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,620	1,491,842
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,077,000
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	503,145
5.00%, 7/1/34	1,520	1,529,317
		$ 8,339,934
Housing — 6.9%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 738,660
(SPA: TD Bank, N.A.), 4.70%, 11/15/50(1)	2,700	2,700,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	721,714
Social Bonds, 4.20%, 11/15/38	1,000	1,020,080
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	1,047,160
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Sustainability Bonds, 4.05%, 11/15/42	$1,000	$ 993,670
		$ 7,221,284
Insured - Education — 4.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,270,541
(AMBAC), 5.25%, 7/1/31	2,050	2,433,535
		$ 4,704,076
Insured - General Obligations — 8.4%
Bridgeport, CT, (AGM), 5.00%, 8/15/33	$2,455	$ 2,557,594
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,596,595
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,988,160
(BAM), 5.00%, 3/1/47	1,000	1,067,700
New Haven, CT:
(AGM), 5.00%, 8/1/25	1,000	1,008,450
(BAM), 5.25%, 8/1/43	500	562,710
		$ 8,781,209
Insured - Hospital — 1.0%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,017,370
		$ 1,017,370
Insured - Water and Sewer — 3.3%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,457,346
		$ 3,457,346
Senior Living/Life Care — 2.1%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	$500	$ 508,975
5.00%, 12/1/34	1,000	1,027,640
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	221,974
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(2)	500	427,575
		$ 2,186,164

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 4.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,460
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	2,013,280
5.00%, 7/1/39	500	583,385
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,364,393
		$ 4,163,518
Student Loan — 1.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$600	$ 591,486
(AMT), 4.25%, 11/15/38	695	685,096
(AMT), 5.00%, 11/15/28	250	267,220
(AMT), 5.00%, 11/15/29	240	259,735
		$ 1,803,537
Transportation — 0.9%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 904,330
		$ 904,330
Water and Sewer — 1.4%
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	$1,000	$ 1,006,760
5.00%, 9/15/29	200	206,798
5.00%, 9/15/30	125	129,149
5.00%, 4/1/34	100	112,125
		$ 1,454,832
Total Tax-Exempt Municipal Obligations (identified cost $96,658,914)		$ 97,836,629

Taxable Municipal Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School), 1.65%, 7/1/24	$300	$ 295,494
		$ 295,494
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.9%
Connecticut:
2.40%, 8/15/24	$1,000	$ 985,920
3.136%, 4/15/25	770	756,871
Naugatuck, CT:
1.14%, 9/15/26	200	183,482
1.40%, 9/15/27	250	225,100
1.60%, 9/15/28	255	225,497
1.79%, 9/15/29	750	651,660
Norwalk, CT, 1.381%, 7/15/29	1,000	857,650
Watertown, CT, 2.25%, 10/15/33	290	228,198
		$ 4,114,378
Total Taxable Municipal Obligations (identified cost $4,622,904)		$ 4,409,872

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$550	$ 540,228
Total Trust Units (identified cost $554,396)		$ 540,228
Total Investments — 98.9% (identified cost $102,764,214)		$103,743,052
Other Assets, Less Liabilities — 1.1%		$ 1,135,285
Net Assets — 100.0%		$104,878,337
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $630,035 or 0.6% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 17.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 5.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$2,000	$ 2,006,760
		$ 2,006,760
Education — 11.6%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/34	$500	$ 531,040
5.00%, 3/1/53	5,000	5,393,550
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	800	816,128
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	599,488
Minnesota Higher Education Facilities Authority, (Macalester College):
3.90%, 3/1/24(1)	3,500	3,500,000
5.00%, 3/1/27	500	509,370
5.00%, 3/1/28	1,010	1,028,604
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	507,485
4.00%, 10/1/50	1,500	1,466,730
5.00%, 12/1/29	1,815	1,874,042
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	500	517,165
5.00%, 10/1/30	650	697,586
5.00%, 10/1/34	250	273,883
5.00%, 4/1/35	750	782,722
Series 2017A, 4.00%, 10/1/37	500	504,795
Series 2019, 4.00%, 10/1/37	500	507,165
Green Bonds, 5.00%, 10/1/52	2,000	2,087,320
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	949,650
University of Minnesota:
5.00%, 9/1/39	1,500	1,579,620
5.00%, 9/1/40	1,000	1,049,990
5.00%, 11/1/42	2,000	2,205,940
		$ 27,382,273
Electric Utilities — 9.9%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 567,990
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,542
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Minnesota Municipal Power Agency:
4.00%, 10/1/41	$3,415	$ 3,432,485
5.00%, 10/1/33	250	252,538
5.00%, 10/1/34	250	252,520
5.00%, 10/1/35	200	201,990
5.00%, 10/1/47	3,210	3,284,857
Northern Municipal Power Agency, MN:
5.00%, 1/1/25	325	329,963
5.00%, 1/1/26	375	387,814
5.00%, 1/1/27	640	674,746
5.00%, 1/1/30	460	487,568
5.00%, 1/1/31	670	695,199
5.00%, 1/1/41	240	247,951
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	4,480	4,623,226
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,190,812
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	919,500
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	1,011,450
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	764,040
5.00%, 1/1/27	750	799,357
5.00%, 1/1/29	1,000	1,113,500
5.00%, 1/1/30	750	852,742
5.00%, 1/1/36	900	926,352
		$ 23,367,142
General Obligations — 38.3%
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	$2,000	$ 2,026,720
Burnsville, MN, 3.00%, 12/20/32	620	620,725
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,450,596
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	872,970
0.00%, 2/1/35	350	226,744
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	1,000	1,018,490
Duluth, MN:
5.00%, 2/1/32	1,000	1,035,710
Series 2016A, 5.00%, 2/1/31	1,000	1,037,480
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	2,220	2,295,880
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	2,264,962
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,290,837

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	$675	$ 749,979
Hennepin County, MN:
5.00%, 12/1/29	1,050	1,198,396
5.00%, 12/1/38	1,915	2,223,832
5.00%, 12/1/43	3,000	3,407,880
(SPA: TD Bank, N.A.), 4.55%, 12/1/38(1)	6,060	6,060,000
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,300	1,322,295
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,016,710
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,206,132
4.00%, 2/1/50	1,500	1,482,510
Minneapolis Special School District No. 1, MN, 4.00%, 2/1/37	1,255	1,300,481
Minneapolis, MN, 5.00%, 12/1/40	4,170	4,731,741
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	2,018,460
5.00%, 3/1/28	1,045	1,147,097
5.00%, 3/1/29	2,000	2,246,340
Minnesota:
4.00%, 9/1/41	2,000	2,054,240
5.00%, 8/1/34	500	554,440
5.00%, 10/1/34	500	543,585
5.00%, 8/1/38	1,135	1,316,441
5.00%, 8/1/40	1,500	1,677,795
5.00%, 8/1/42	2,820	3,245,538
Puerto Rico, 5.625%, 7/1/29	1,500	1,626,645
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,971,370
Rice County, MN, 4.00%, 2/1/52	3,000	2,942,970
Robbinsdale Independent School District No. 281, MN, 4.375%, 2/1/41	1,680	1,766,974
Rosemount, MN:
4.00%, 2/1/44	2,480	2,526,723
4.00%, 2/1/48	1,885	1,901,418
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	3,031,650
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,669,334
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	977,549
0.00%, 2/1/37	1,500	852,045
Scott County, MN, 4.00%, 12/1/34	2,000	2,132,560
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44(2)	$3,000	$ 3,005,010
St. Francis, MN:
4.00%, 2/1/47	920	922,935
4.125%, 2/1/53	795	790,659
St. Louis Park Independent School District No. 283, MN, 4.00%, 2/1/31	2,000	2,078,540
St. Paul, MN, 5.00%, 12/1/27	750	795,428
Stillwater Independent School District No. 834, 4.00%, 2/1/43(2)	2,500	2,552,625
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,613,524
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	624,260
		$ 90,427,225
Hospital — 14.2%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,000	$ 1,048,100
5.00%, 2/15/48	3,000	3,052,110
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	525,164
5.25%, 6/15/52	2,000	2,031,680
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	886,865
5.00%, 5/1/31	500	520,760
5.00%, 5/1/32	500	519,095
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/29	915	965,517
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/37	3,250	3,341,325
5.00% to 11/15/28 (Put Date), 11/15/52	2,000	2,168,480
Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 3.15%, 11/15/48(3)	900	900,000
Minnesota Agricultural and Economic Development Board, MN, (HealthPartners Obligated Group), 5.25%, 1/1/54(2)	2,500	2,754,700
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,931,450
5.00%, 11/15/57	3,250	3,534,667
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,695,977
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	527,700

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	$2,000	$ 2,036,980
5.00%, 7/1/33	1,000	1,016,490
		$ 33,457,060
Housing — 2.4%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 645,876
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	520,947
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	260,533
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/38	1,000	1,044,050
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	2,000	2,028,580
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	1,000	1,084,250
		$ 5,584,236
Insured - Electric Utilities — 5.1%
Northern Municipal Power Agency, MN:
(AGM), 5.00%, 1/1/28	$475	$ 511,499
(AGM), 5.00%, 1/1/29	1,025	1,122,467
(AGM), 5.00%, 1/1/31	575	648,301
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,138,086
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,694,360
		$ 12,114,713
Insured - General Obligations — 0.2%
Alexandria Lake Area Sanitation District, MN, (AGM), 4.125%, 2/1/43	$500	$ 500,420
		$ 500,420
Insured - Hospital — 0.9%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,029,060
		$ 2,029,060
Lease Revenue/Certificates of Participation — 2.6%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,001,230
Minnesota, 5.00%, 3/1/27	3,000	3,207,090
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,055	2,059,357
		$ 6,267,677
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.9%
Center City, MN, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$215	$ 214,437
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.564%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(4)	2,000	1,975,100
		$ 2,189,537
Senior Living/Life Care — 2.3%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 837,249
5.00%, 9/1/43	1,000	997,480
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,597,376
4.00%, 10/1/26	1,680	1,673,616
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	378,602
		$ 5,484,323
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 202,460
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	3,009,690
		$ 3,212,150
Student Loan — 2.4%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$5,680	$ 5,621,155
		$ 5,621,155
Transportation — 3.2%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/35	$500	$ 591,375
(AMT), 5.00%, 1/1/25	750	759,488
(AMT), 5.00%, 1/1/27	1,000	1,043,770
(AMT), 5.00%, 1/1/33	1,200	1,295,424
(AMT), 5.00%, 1/1/49	2,000	2,059,600
(AMT), 5.25%, 1/1/47	1,750	1,868,020
		$ 7,617,677
Water and Sewer — 2.8%
Minnesota Public Facilities Authority, Revolving Fund, 5.00%, 3/1/36	$3,000	$ 3,571,890

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Saint Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 3,025,110
		$ 6,597,000
Total Tax-Exempt Municipal Obligations (identified cost $231,356,992)		$233,858,408
Total Investments — 99.0% (identified cost $231,356,992)		$233,858,408
Other Assets, Less Liabilities — 1.0%		$ 2,290,567
Net Assets — 100.0%		$236,148,975
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(4)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $202,460 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 4.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New Jersey Infrastructure Bank:
Green Bonds, 5.00%, 9/1/36	$1,000	$ 1,181,980
Green Bonds, 5.00%, 9/1/38	500	579,495
		$ 1,761,475
Education — 4.0%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), Social Bonds, 4.00%, 6/15/56	$1,550	$ 1,373,579
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.75%, 7/1/31(1)	1,900	1,900,000
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,778,132
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,063,200
		$ 6,114,911
General Obligations — 17.1%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,929,449
Burlington County Bridge Commission, NJ:
5.00%, 8/1/31	410	453,194
5.00%, 8/1/32	250	276,108
5.00%, 10/1/36	1,000	1,075,160
Camden County Improvement Authority, NJ, 5.00%, 1/15/37	130	145,571
Chester Township, NJ:
2.00%, 10/1/29	1,000	931,640
2.00%, 10/1/30	495	454,707
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,275,432
East Brunswick, NJ, 2.00%, 7/15/30	2,375	2,187,161
Essex County, NJ, 2.00%, 9/1/32	2,935	2,596,712
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,034,240
Jersey City, NJ, 5.00%, 11/1/33	800	860,584
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/36	100	93,985
5.00%, 12/1/37	925	1,088,299
5.00%, 12/1/38	645	753,940
Morris County Improvement Authority, NJ:
3.00%, 3/1/35	145	142,090
3.00%, 3/1/36	150	143,607
3.00%, 3/1/37	260	244,158
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Morris County Improvement Authority, NJ: (continued)
3.00%, 3/1/39	$275	$ 247,068
3.00%, 3/1/41	290	252,547
3.00%, 3/1/44	930	785,255
New Jersey, 2.00%, 6/1/27	3,635	3,465,173
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	104,568
3.00%, 8/15/38	150	137,214
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,226,464
Puerto Rico, 5.625%, 7/1/29	1,000	1,084,430
Summit, NJ, 3.00%, 7/15/45	1,360	1,166,499
		$ 26,155,255
Hospital — 10.8%
Camden County Improvement Authority, NJ, (Cooper Health System), Prerefunded to 2/15/24, 5.00%, 2/15/35	$750	$ 750,382
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	140	140,132
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group), 4.00%, 7/1/37	710	733,260
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	590	618,993
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	50,389
5.00%, 7/1/33	1,155	1,163,732
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,478,166
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	1,001,506
3.125%, 7/1/33	835	762,522
4.00%, 7/1/48	3,000	2,736,570
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 3.25%, 7/1/43(1)	6,100	6,100,000
		$ 16,535,652
Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, SFMR:
(AMT), 3.80%, 10/1/32	$2,350	$ 2,259,878
Social Bonds, 4.50%, 10/1/42	1,975	1,999,154
		$ 4,259,032

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 3.9%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 3,112,770
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,821,920
		$ 5,934,690
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,995,961
		$ 2,995,961
Insured - Escrowed/Prerefunded — 0.8%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 891,798
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	401,394
		$ 1,293,192
Insured - General Obligations — 6.1%
Atlantic City, NJ, (AGM), 5.00%, 3/1/37	$1,500	$ 1,554,480
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	631,777
Jersey City Board of Education, NJ, (AGM), 4.00%, 8/15/40	1,000	1,037,040
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,288,788
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,307,101
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	518,600
		$ 9,337,786
Insured - Lease Revenue/Certificates of Participation — 6.1%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$6,500	$ 5,969,275
(AGC), 0.00%, 7/1/27	1,900	1,686,060
(NPFG), 5.25%, 7/1/26	1,620	1,690,762
		$ 9,346,097
Insured - Special Tax Revenue — 4.5%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,853,420
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,114,220
		$ 6,967,640
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,016,209
		$ 2,016,209
Insured - Water and Sewer — 2.7%
Passaic Valley Water Commission, NJ, Water Supply System Revenue:
(AGM), 4.00%, 12/1/53	$3,000	$ 2,957,010
(AGM), 5.00%, 12/1/42	1,000	1,119,570
		$ 4,076,580
Lease Revenue/Certificates of Participation — 7.0%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,875,576
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	1,022,430
5.00%, 6/15/46	1,500	1,647,270
2019 Series AA, 5.00%, 6/15/38	3,220	3,439,378
2023 Series AA, 5.00%, 6/15/38	1,000	1,144,140
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,561,920
		$ 10,690,714
Other Revenue — 3.2%
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	$2,000	$ 1,765,060
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,059,610
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	1,965	2,030,081
		$ 4,854,751
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,460
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	2,001,444
		$ 2,203,904
Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 3.25%, 12/1/29	$485	$ 472,341
(AMT), 4.00%, 12/1/34	290	289,304
(AMT), 5.00%, 12/1/29	1,565	1,681,937

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority: (continued)
(AMT), 6.558%, (90-day SOFR Average + 0. 95%), 6/1/36(3)	$1,310	$ 1,306,856
		$ 3,750,438
Transportation — 16.9%
Delaware River and Bay Authority:
4.00%, 1/1/39	$1,000	$ 1,014,150
5.00%, 1/1/49(4)	1,125	1,231,391
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,107,230
5.00%, 1/1/35	2,270	2,503,265
5.00%, 1/1/36	1,250	1,371,975
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,825
New Jersey Turnpike Authority:
4.50%, 1/1/48	2,000	2,075,780
5.00%, 1/1/45	2,780	2,813,582
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,527,930
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	2,530	2,640,612
(AMT), 5.00%, 11/15/36	3,060	3,143,722
(AMT), 5.00%, 8/1/37	1,000	1,103,470
(AMT), 5.00%, 7/15/40	1,375	1,505,446
(AMT), 5.00%, 1/15/47	1,000	1,060,130
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,539,825
5.00%, 11/1/31	1,000	1,009,470
		$ 25,923,803
Water and Sewer — 0.5%
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	$750	$ 753,112
		$ 753,112
Total Tax-Exempt Municipal Obligations (identified cost $144,976,625)		$144,971,202

Taxable Municipal Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 510,674
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	547,033
1.357%, 3/1/27	500	457,730
1.547%, 3/1/28	500	449,585
2.729%, 8/1/33	700	585,116
2.849%, 8/1/35	1,000	809,660
		$ 3,359,798
Lease Revenue/Certificates of Participation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$4,250	$ 4,333,853
		$ 4,333,853
Total Taxable Municipal Obligations (identified cost $8,234,602)		$ 7,693,651
Total Investments — 99.7% (identified cost $153,211,227)		$152,664,853
Other Assets, Less Liabilities — 0.3%		$ 485,943
Net Assets — 100.0%		$153,150,796
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $202,460 or 0.1% of the Fund's net assets.
(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(4)	When-issued security.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 23.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 11.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.0%
Delaware Valley Regional Finance Authority, PA:
5.75%, 7/1/32	$4,500	$ 5,392,395
(LOC: TD Bank, N.A.), 3.80%, 3/1/52(1)	1,055	1,055,000
		$ 6,447,395
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$1,323	$ 238,218
		$ 238,218
Education — 12.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.014%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(3)	$1,600	$ 1,578,128
Bethlehem Redevelopment Authority, PA, (Moravian University), 4.00%, 10/1/38	125	116,036
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,113,743
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	2,715	2,750,648
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,570,380
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	2,000	1,644,500
Northampton County General Purpose Authority, PA, (Lehigh University), (SPA: TD Bank, N.A.), 3.47%, 12/1/30(1)	500	500,000
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,469,000
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	2,000	2,006,920
Pennsylvania State University, 5.00%, 9/1/49	3,000	3,196,890
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	1,035	1,046,085
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,897,556
		$ 19,889,886
Electric Utilities — 2.9%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,085,650
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Philadelphia, PA, Gas Works Revenue: (continued)
(LOC: TD Bank, N.A.), 4.65%, 8/1/31(1)	$1,600	$ 1,600,000
		$ 4,685,650
General Obligations — 7.0%
Allegheny County, PA, 5.00%, 11/1/43	$1,690	$ 1,780,618
Bethel Park School District, PA, 5.25%, 8/1/43	2,100	2,394,105
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,244,575
Lower Merion School District, PA, 1.50%, 11/15/25	2,660	2,554,478
Pennsylvania, 4.00%, 9/1/43	2,000	2,039,260
Puerto Rico:
5.625%, 7/1/29	500	542,215
5.75%, 7/1/31	750	837,022
		$ 11,392,273
Hospital — 15.2%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$2,220	$ 2,266,376
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 4.00%, 7/15/37	2,000	2,042,020
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,253,615
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	2,015,120
5.00%, 2/15/45	2,150	2,196,289
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/40	1,000	1,062,210
5.00%, 11/1/46	1,500	1,568,010
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,899,800
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	2,098,140
Pennsylvania Economic Development Financing Authority, (UPMC), 4.97%, (SIFMA + 0.42%), 11/15/24(3)	1,000	996,100
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	2,000	2,011,200
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/38	2,225	2,275,285
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,836,200
		$ 24,520,365

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 3.0%
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	$1,350	$ 983,489
Social Bonds, 4.40%, 10/1/38	1,000	1,036,830
Social Bonds, 5.00%, 10/1/50	1,100	1,144,011
Sustainability Bonds, 5.45%, 4/1/51	1,500	1,605,330
		$ 4,769,660
Industrial Development Revenue — 2.3%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$2,000	$ 2,044,540
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(4)	1,000	741,600
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 4.00% to 4/15/24 (Put Date), 4/1/34	1,000	1,000,040
		$ 3,786,180
Insured - Education — 2.5%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/40	$1,000	$ 987,440
(BAM), 4.00%, 10/1/41	1,000	977,530
(BAM), 4.00%, 10/1/42	1,000	966,840
(BAM), 4.125%, 10/1/48	1,250	1,178,013
		$ 4,109,823
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,121,005
		$ 1,121,005
Insured - Escrowed/Prerefunded — 1.4%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,206,390
		$ 2,206,390
Insured - General Obligations — 3.6%
Allentown City School District, PA, (BAM), 5.00%, 6/1/33	$1,000	$ 1,033,620
Cambria County, PA, (BAM), 5.00%, 8/1/30	1,050	1,059,440
Cumberland Valley School District, PA, (AGM), 5.00%, 11/15/42	1,410	1,558,797
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	917,470
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,216,625
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	62,083
		$ 5,848,035
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 1.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,022,120
		$ 2,022,120
Insured - Lease Revenue/Certificates of Participation — 1.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$2,000	$ 2,015,060
		$ 2,015,060
Insured - Transportation — 3.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/41	$1,000	$ 1,132,070
(AGM), (AMT), 5.50%, 1/1/42	1,000	1,127,550
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	1,500	1,693,725
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,237,440
		$ 6,190,785
Insured - Water and Sewer — 6.8%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,001,200
Bucks County Water and Sewer Authority, PA, (AGM), 4.25%, 12/1/47	1,200	1,224,036
Philadelphia, PA, Water and Wastewater Revenue, (AGM), 5.00%, 9/1/43	3,500	3,945,970
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,785,330
		$ 10,956,536
Lease Revenue/Certificates of Participation — 3.8%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,161,545
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,970	3,039,498
		$ 6,201,043
Senior Living/Life Care — 3.1%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$400	$ 410,664
5.00%, 1/1/39	575	580,704
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	786,573

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.): (continued)
5.00%, 12/1/33	$455	$ 429,606
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,260	1,188,545
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	185,246
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	960,320
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	421,040
		$ 4,962,698
Special Tax Revenue — 5.0%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(4)	$1,750	$ 1,755,810
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	200	202,460
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	968,640
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	20	19,715
0.00%, 7/1/27	34	29,929
0.00%, 7/1/29	34	27,672
0.00%, 7/1/31	43	32,229
0.00%, 7/1/33	49	33,657
0.00%, 7/1/46	463	144,428
0.00%, 7/1/51	377	86,951
4.50%, 7/1/34	74	74,501
4.536%, 7/1/53	5	4,745
5.00%, 7/1/58	2,533	2,541,182
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,217,500
		$ 8,139,419
Transportation — 15.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 5,024,200
(AMT), 5.00%, 1/1/56	1,000	1,030,200
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,000	1,062,830
Pennsylvania Turnpike Commission:
4.00%, 12/1/43	1,750	1,760,237
4.25%, 12/1/41	1,125	1,161,337
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission: (continued)
4.25%, 12/1/44	$1,380	$ 1,413,907
4.55%, (SIFMA + 0.85%), 7/15/26 (Put Date), 7/15/41(3)	1,000	999,270
5.00%, 12/1/46	1,835	1,871,278
5.00%, 12/1/48	1,500	1,650,015
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	3,955	4,086,583
(AMT), 5.00%, 7/1/33	1,000	1,105,010
(AMT), 5.00%, 7/1/51	3,000	3,119,400
		$ 24,284,267
Water and Sewer — 1.1%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 686,115
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,062,150
		$ 1,748,265
Total Tax-Exempt Municipal Obligations (identified cost $151,426,608)		$155,535,073

Taxable Municipal Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$729	$ 131,215
		$ 131,215
General Obligations — 0.6%
Pennsylvania, 4.65%, 2/15/26(5)	$995	$ 994,542
		$ 994,542
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,371,585
		$ 1,371,585

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.0%
Philadelphia Industrial Development Authority, PA, City Service Agreement Revenue, 3.964%, 4/15/26	$1,585	$ 1,563,032
		$ 1,563,032
Total Taxable Municipal Obligations (identified cost $4,615,079)		$ 4,060,374
Total Investments — 98.7% (identified cost $156,041,687)		$159,595,447
Other Assets, Less Liabilities — 1.3%		$ 2,178,277
Net Assets — 100.0%		$161,773,724
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $2,699,870 or 1.7% of the Fund's net assets.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Assets and Liabilities (Unaudited)

	January 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$ 77,983,253	$ 102,764,214	$ 231,356,992
Unrealized appreciation	1,064,245	978,838	2,501,416
Investments, at value	$79,047,498	$103,743,052	$233,858,408
Cash	$ 138,928	$ 217,662	$ 879,497
Interest receivable	446,207	946,393	2,804,156
Receivable for investments sold	30,000	—	9,594,925
Receivable for Fund shares sold	96,476	218,589	931,933
Trustees' deferred compensation plan	19,298	28,812	19,909
Total assets	$79,778,407	$105,154,508	$248,088,828
Liabilities
Payable for when-issued securities	$ 1,773,211	$ —	$ 10,826,660
Payable for Fund shares redeemed	222,086	75,561	764,192
Distributions payable	13,902	61,366	117,624
Payable to affiliates:
Investment adviser fee	19,500	29,133	75,118
Distribution and service fees	6,999	9,144	13,240
Trustees' deferred compensation plan	19,298	28,812	19,909
Accrued expenses	70,242	72,155	123,110
Total liabilities	$ 2,125,238	$ 276,171	$ 11,939,853
Net Assets	$77,653,169	$104,878,337	$236,148,975
Sources of Net Assets
Paid-in capital	$ 78,797,471	$ 106,696,217	$ 241,347,102
Accumulated loss	(1,144,302)	(1,817,880)	(5,198,127)
Net Assets	$77,653,169	$104,878,337	$236,148,975
Class A Shares
Net Assets	$ 33,101,614	$ 41,407,160	$ 67,431,902
Shares Outstanding	3,668,197	4,358,389	7,412,283
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.02	$ 9.50	$ 9.10
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.32	$ 9.82	$ 9.41
Class C Shares
Net Assets	$ 2,101,008	$ 2,582,422	$ 2,397,233
Shares Outstanding	209,461	272,836	245,010
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.03	$ 9.47	$ 9.78
Class I Shares
Net Assets	$ 42,450,547	$ 60,888,755	$ 166,319,840
Shares Outstanding	4,704,143	6,407,614	18,282,757
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.02	$ 9.50	$ 9.10
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2024
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$ 153,211,227	$ 156,041,687
Unrealized appreciation (depreciation)	(546,374)	3,553,760
Investments, at value	$152,664,853	$159,595,447
Cash	$ 883,367	$ 491,391
Interest receivable	1,134,481	1,591,392
Receivable for investments sold	—	460,000
Receivable for Fund shares sold	558,342	299,829
Trustees' deferred compensation plan	58,089	66,380
Total assets	$155,299,132	$162,504,439
Liabilities
Payable for when-issued securities	$ 1,220,779	$ —
Payable for Fund shares redeemed	656,996	390,119
Distributions payable	54,736	97,445
Payable to affiliates:
Investment adviser fee	46,000	51,544
Distribution and service fees	17,301	17,425
Trustees' deferred compensation plan	58,089	66,380
Accrued expenses	94,435	107,802
Total liabilities	$ 2,148,336	$ 730,715
Net Assets	$153,150,796	$161,773,724
Sources of Net Assets
Paid-in capital	$ 161,128,115	$ 178,622,740
Accumulated loss	(7,977,319)	(16,849,016)
Net Assets	$153,150,796	$161,773,724
Class A Shares
Net Assets	$ 77,485,591	$ 85,678,641
Shares Outstanding	8,927,330	10,953,502
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.68	$ 7.82
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.97	$ 8.08
Class C Shares
Net Assets	$ 5,249,749	$ 3,598,009
Shares Outstanding	580,333	444,146
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.05	$ 8.10
Class I Shares
Net Assets	$ 70,415,456	$ 72,497,074
Shares Outstanding	8,097,179	9,233,151
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.70	$ 7.85
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended January 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Interest income	$ 1,422,634	$ 1,914,290	$ 4,284,267
Total investment income	$1,422,634	$1,914,290	$ 4,284,267
Expenses
Investment adviser fee	$ 111,362	$ 169,287	$ 430,283
Distribution and service fees:
Class A	29,485	44,206	65,554
Class C	9,608	12,608	10,924
Trustees’ fees and expenses	2,638	3,622	7,697
Custodian fee	13,532	15,558	28,320
Transfer and dividend disbursing agent fees	12,342	24,808	44,410
Legal and accounting services	32,518	32,266	34,870
Printing and postage	4,644	5,996	12,192
Registration fees	12,720	2,576	13,170
Miscellaneous	13,244	14,770	22,151
Total expenses	$ 242,093	$ 325,697	$ 669,571
Net investment income	$1,180,541	$1,588,593	$ 3,614,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (660,990)	$ (436,996)	$ (3,196,398)
Net realized loss	$ (660,990)	$ (436,996)	$(3,196,398)
Change in unrealized appreciation (depreciation):
Investments	$ 1,790,507	$ 2,137,519	$ 5,890,322
Net change in unrealized appreciation (depreciation)	$1,790,507	$2,137,519	$ 5,890,322
Net realized and unrealized gain	$1,129,517	$1,700,523	$ 2,693,924
Net increase in net assets from operations	$2,310,058	$3,289,116	$ 6,308,620

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2024
	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest income	$ 3,046,237	$ 3,449,098
Total investment income	$3,046,237	$ 3,449,098
Expenses
Investment adviser fee	$ 267,193	$ 294,668
Distribution and service fees:
Class A	77,744	83,809
Class C	25,715	17,920
Trustees’ fees and expenses	5,087	5,410
Custodian fee	19,742	20,762
Transfer and dividend disbursing agent fees	39,110	46,282
Legal and accounting services	41,304	43,320
Printing and postage	6,028	10,944
Registration fees	2,896	2,394
Miscellaneous	13,168	15,508
Total expenses	$ 497,987	$ 541,017
Net investment income	$2,548,250	$ 2,908,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (479,447)	$ (2,380,729)
Net realized loss	$ (479,447)	$(2,380,729)
Change in unrealized appreciation (depreciation):
Investments	$ 1,948,716	$ 4,418,699
Net change in unrealized appreciation (depreciation)	$1,948,716	$ 4,418,699
Net realized and unrealized gain	$1,469,269	$ 2,037,970
Net increase in net assets from operations	$4,017,519	$ 4,946,051

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,180,541	$ 1,588,593	$ 3,614,696
Net realized loss	(660,990)	(436,996)	(3,196,398)
Net change in unrealized appreciation (depreciation)	1,790,507	2,137,519	5,890,322
Net increase in net assets from operations	$ 2,310,058	$ 3,289,116	$ 6,308,620
Distributions to shareholders:
Class A	$ (449,861)	$ (646,491)	$ (989,271)
Class C	(23,303)	(28,804)	(26,061)
Class I	(689,081)	(870,935)	(2,585,660)
Total distributions to shareholders	$ (1,162,245)	$ (1,546,230)	$ (3,600,992)
Transactions in shares of beneficial interest:
Class A	$ 2,911,332	$ (5,374,835)	$ (134,749)
Class C	51,662	(130,120)	50,773
Class I	(3,770,513)	5,888,270	(1,975,242)
Net increase (decrease) in net assets from Fund share transactions	$ (807,519)	$ 383,315	$ (2,059,218)
Net increase in net assets	$ 340,294	$ 2,126,201	$ 648,410
Net Assets
At beginning of period	$ 77,312,875	$ 102,752,136	$ 235,500,565
At end of period	$77,653,169	$104,878,337	$236,148,975

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2024 (Unaudited)
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,548,250	$ 2,908,081
Net realized loss	(479,447)	(2,380,729)
Net change in unrealized appreciation (depreciation)	1,948,716	4,418,699
Net increase in net assets from operations	$ 4,017,519	$ 4,946,051
Distributions to shareholders:
Class A	$ (1,136,409)	$ (1,499,999)
Class C	(58,808)	(53,360)
Class I	(1,050,648)	(1,312,192)
Total distributions to shareholders	$ (2,245,865)	$ (2,865,551)
Transactions in shares of beneficial interest:
Class A	$ (3,254,626)	$ (1,847,532)
Class C	(844,337)	(613,934)
Class I	3,882,913	3,201,422
Net increase (decrease) in net assets from Fund share transactions	$ (216,050)	$ 739,956
Net increase in net assets	$ 1,555,604	$ 2,820,456
Net Assets
At beginning of period	$ 151,595,192	$ 158,953,268
At end of period	$153,150,796	$161,773,724

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,035,608	$ 2,580,676	$ 5,284,192
Net realized loss	(693,204)	(832,131)	(2,496,431)
Net change in unrealized appreciation (depreciation)	(910,949)	(1,239,606)	(2,716,831)
Net increase in net assets from operations	$ 431,455	$ 508,939	$ 70,930
Distributions to shareholders:
Class A	$ (810,851)	$ (1,216,579)	$ (1,222,153)
Class C	(39,204)	(51,421)	(35,332)
Class I	(1,167,606)	(1,275,740)	(4,020,452)
Total distributions to shareholders	$ (2,017,661)	$ (2,543,740)	$ (5,277,937)
Transactions in shares of beneficial interest:
Class A	$ (728,950)	$ (533,329)	$ 13,702,008
Class C	(303,408)	(191,356)	(132,083)
Class I	13,427,486	17,045,876	22,473,003
Net increase in net assets from Fund share transactions	$12,395,128	$ 16,321,191	$ 36,042,928
Net increase in net assets	$10,808,922	$ 14,286,390	$ 30,835,921
Net Assets
At beginning of year	$ 66,503,953	$ 88,465,746	$ 204,664,644
At end of year	$77,312,875	$102,752,136	$235,500,565

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2023
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,360,042	$ 5,124,905
Net realized loss	(3,006,798)	(4,097,586)
Net change in unrealized appreciation (depreciation)	(1,324,856)	(260,135)
Net increase in net assets from operations	$ 28,388	$ 767,184
Distributions to shareholders:
Class A	$ (2,324,990)	$ (2,737,401)
Class C	(131,824)	(109,776)
Class I	(1,834,979)	(2,152,618)
Total distributions to shareholders	$ (4,291,793)	$ (4,999,795)
Transactions in shares of beneficial interest:
Class A	$ (5,119,843)	$ (1,658,297)
Class C	(609,124)	(982,369)
Class I	7,531,108	9,926,079
Net increase in net assets from Fund share transactions	$ 1,802,141	$ 7,285,413
Net increase (decrease) in net assets	$ (2,461,264)	$ 3,052,802
Net Assets
At beginning of year	$ 154,056,456	$ 155,900,466
At end of year	$151,595,192	$158,953,268

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.860	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Income (Loss) From Operations
Net investment income(1)	$ 0.136	$ 0.239	$ 0.200	$ 0.206	$ 0.238	$ 0.258
Net realized and unrealized gain (loss)	0.158	(0.222)	(0.849)	0.032	0.182	0.310
Total income (loss) from operations	$ 0.294	$ 0.017	$ (0.649)	$ 0.238	$ 0.420	$ 0.568
Less Distributions
From net investment income	$ (0.134)	$ (0.237)	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)
Total distributions	$ (0.134)	$ (0.237)	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)
Net asset value — End of period	$ 9.020	$ 8.860	$ 9.080	$ 9.930	$ 9.910	$ 9.750
Total Return(2)	3.38% (3)	0.23%	(6.59)%	2.44%	4.38%	6.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,102	$29,664	$31,125	$41,643	$38,854	$34,704
Ratios (as a percentage of average daily net assets):
Expenses	0.75% (4)	0.73%	0.69%	0.67%	0.68%	0.70%
Net investment income	3.10% (4)	2.71%	2.11%	2.08%	2.44%	2.73%
Portfolio Turnover	29% (3)	36%	19%	26%	16%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.850	$10.100	$ 11.040	$ 11.020	$ 10.840	$ 10.500
Income (Loss) From Operations
Net investment income(1)	$ 0.115	$ 0.192	$ 0.142	$ 0.148	$ 0.183	$ 0.208
Net realized and unrealized gain (loss)	0.178	(0.252)	(0.938)	0.034	0.208	0.339
Total income (loss) from operations	$ 0.293	$ (0.060)	$ (0.796)	$ 0.182	$ 0.391	$ 0.547
Less Distributions
From net investment income	$ (0.113)	$ (0.190)	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)
Total distributions	$ (0.113)	$ (0.190)	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)
Net asset value — End of period	$10.030	$ 9.850	$10.100	$11.040	$11.020	$10.840
Total Return(2)	3.01% (3)	(0.57)%	(7.24)%	1.67%	3.65%	5.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,101	$ 2,012	$ 2,384	$ 3,684	$ 4,490	$ 4,279
Ratios (as a percentage of average daily net assets):
Expenses	1.50% (4)	1.48%	1.44%	1.42%	1.43%	1.45%
Net investment income	2.35% (4)	1.95%	1.35%	1.35%	1.69%	1.98%
Portfolio Turnover	29% (3)	36%	19%	26%	16%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.860	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Income (Loss) From Operations
Net investment income(1)	$ 0.146	$ 0.258	$ 0.219	$ 0.223	$ 0.257	$ 0.276
Net realized and unrealized gain (loss)	0.157	(0.223)	(0.849)	0.034	0.184	0.310
Total income (loss) from operations	$ 0.303	$ 0.035	$ (0.630)	$ 0.257	$ 0.441	$ 0.586
Less Distributions
From net investment income	$ (0.143)	$ (0.255)	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)
Total distributions	$ (0.143)	$ (0.255)	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)
Net asset value — End of period	$ 9.020	$ 8.860	$ 9.080	$ 9.930	$ 9.910	$ 9.750
Total Return(2)	3.48% (3)	0.43%	(6.40)%	2.64%	4.60%	6.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,451	$45,637	$32,995	$36,212	$22,611	$19,612
Ratios (as a percentage of average daily net assets):
Expenses	0.55% (4)	0.54%	0.49%	0.47%	0.48%	0.49%
Net investment income	3.31% (4)	2.92%	2.31%	2.26%	2.64%	2.91%
Portfolio Turnover	29% (3)	36%	19%	26%	16%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.330	$ 9.540	$10.410	$ 10.350	$ 10.230	$ 9.960
Income (Loss) From Operations
Net investment income(1)	$ 0.139	$ 0.248	$ 0.214	$ 0.242	$ 0.265	$ 0.296
Net realized and unrealized gain (loss)	0.166	(0.213)	(0.870)	0.059	0.136	0.269
Total income (loss) from operations	$ 0.305	$ 0.035	$ (0.656)	$ 0.301	$ 0.401	$ 0.565
Less Distributions
From net investment income	$ (0.135)	$ (0.245)	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)
Total distributions	$ (0.135)	$ (0.245)	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)
Net asset value — End of period	$ 9.500	$ 9.330	$ 9.540	$10.410	$10.350	$10.230
Total Return(2)	3.33% (3)	0.41%	(6.36)%	2.95%	3.99%	5.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,407	$46,055	$47,639	$ 52,924	$ 52,501	$ 52,275
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (4)	0.71%	0.69%	0.69%	0.72%	0.73%
Net investment income	3.01% (4)	2.67%	2.15%	2.34%	2.59%	2.97%
Portfolio Turnover	23% (3)	32%	31%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.300	$ 9.510	$10.370	$ 10.310	$ 10.190	$ 9.920
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.178	$ 0.139	$ 0.164	$ 0.187	$ 0.220
Net realized and unrealized gain (loss)	0.166	(0.214)	(0.860)	0.059	0.136	0.269
Total income (loss) from operations	$ 0.270	$(0.036)	$ (0.721)	$ 0.223	$ 0.323	$ 0.489
Less Distributions
From net investment income	$ (0.100)	$ (0.174)	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)
Total distributions	$(0.100)	$(0.174)	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)
Net asset value — End of period	$ 9.470	$ 9.300	$ 9.510	$10.370	$10.310	$10.190
Total Return(2)	2.94% (3)	(0.34)%	(6.99)%	2.19%	3.21%	5.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,582	$ 2,663	$ 2,926	$ 3,815	$ 5,194	$ 4,782
Ratios (as a percentage of average daily net assets):
Expenses	1.47% (4)	1.46%	1.44%	1.44%	1.47%	1.47%
Net investment income	2.25% (4)	1.92%	1.40%	1.59%	1.84%	2.21%
Portfolio Turnover	23% (3)	32%	31%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.330	$ 9.540	$10.410	$ 10.350	$ 10.230	$ 9.960
Income (Loss) From Operations
Net investment income(1)	$ 0.148	$ 0.268	$ 0.233	$ 0.262	$ 0.286	$ 0.316
Net realized and unrealized gain (loss)	0.166	(0.215)	(0.869)	0.060	0.136	0.269
Total income (loss) from operations	$ 0.314	$ 0.053	$ (0.636)	$ 0.322	$ 0.422	$ 0.585
Less Distributions
From net investment income	$ (0.144)	$ (0.263)	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)
Total distributions	$ (0.144)	$ (0.263)	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)
Net asset value — End of period	$ 9.500	$ 9.330	$ 9.540	$10.410	$10.350	$10.230
Total Return(2)	3.43% (3)	0.62%	(6.17)%	3.16%	4.20%	6.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,889	$54,034	$37,901	$ 26,420	$ 21,544	$ 21,081
Ratios (as a percentage of average daily net assets):
Expenses	0.52% (4)	0.50%	0.49%	0.49%	0.52%	0.53%
Net investment income	3.20% (4)	2.88%	2.37%	2.53%	2.80%	3.16%
Portfolio Turnover	23% (3)	32%	31%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.970	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Income (Loss) From Operations
Net investment income(1)	$ 0.135	$ 0.211	$ 0.156	$ 0.170	$ 0.187	$ 0.224
Net realized and unrealized gain (loss)	0.129	(0.210)	(0.677)	0.021	0.233	0.361
Total income (loss) from operations	$ 0.264	$ 0.001	$ (0.521)	$ 0.191	$ 0.420	$ 0.585
Less Distributions
From net investment income	$ (0.134)	$ (0.211)	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)
Total distributions	$ (0.134)	$ (0.211)	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)
Net asset value — End of period	$ 9.100	$ 8.970	$ 9.180	$ 9.860	$ 9.840	$ 9.610
Total Return(2)	3.00% (3)	0.05%	(5.31)%	1.96%	4.42%	6.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,432	$66,796	$54,415	$62,712	$60,367	$57,812
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (4)	0.70%	0.66%	0.65%	0.66%	0.70%
Net investment income	3.03% (4)	2.36%	1.64%	1.73%	1.93%	2.41%
Portfolio Turnover	42% (3)	27%	23%	9%	14%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.650	$ 9.870	$10.600	$ 10.580	$ 10.330	$ 9.950
Income (Loss) From Operations
Net investment income(1)	$ 0.109	$ 0.155	$ 0.090	$ 0.104	$ 0.123	$ 0.168
Net realized and unrealized gain (loss)	0.129	(0.220)	(0.725)	0.020	0.253	0.379
Total income (loss) from operations	$ 0.238	$(0.065)	$ (0.635)	$ 0.124	$ 0.376	$ 0.547
Less Distributions
From net investment income	$ (0.108)	$ (0.155)	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)
Total distributions	$(0.108)	$(0.155)	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)
Net asset value — End of period	$ 9.780	$ 9.650	$ 9.870	$10.600	$10.580	$10.330
Total Return(2)	2.51% (3)	(0.64)%	(6.01)%	1.19%	3.67%	5.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,397	$ 2,314	$ 2,505	$ 4,478	$ 6,616	$ 6,595
Ratios (as a percentage of average daily net assets):
Expenses	1.47% (4)	1.45%	1.41%	1.40%	1.41%	1.46%
Net investment income	2.28% (4)	1.60%	0.88%	0.99%	1.18%	1.68%
Portfolio Turnover	42% (3)	27%	23%	9%	14%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.970	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Income (Loss) From Operations
Net investment income(1)	$ 0.143	$ 0.229	$ 0.174	$ 0.190	$ 0.205	$ 0.242
Net realized and unrealized gain (loss)	0.130	(0.210)	(0.676)	0.020	0.234	0.361
Total income (loss) from operations	$ 0.273	$ 0.019	$ (0.502)	$ 0.210	$ 0.439	$ 0.603
Less Distributions
From net investment income	$ (0.143)	$ (0.229)	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)
Total distributions	$ (0.143)	$ (0.229)	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)
Net asset value — End of period	$ 9.100	$ 8.970	$ 9.180	$ 9.860	$ 9.840	$ 9.610
Total Return(2)	3.10% (3)	0.25%	(5.12)%	2.17%	4.63%	6.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,320	$166,391	$147,745	$129,437	$122,078	$88,841
Ratios (as a percentage of average daily net assets):
Expenses	0.52% (4)	0.50%	0.46%	0.45%	0.46%	0.50%
Net investment income	3.23% (4)	2.56%	1.84%	1.93%	2.13%	2.59%
Portfolio Turnover	42% (3)	27%	23%	9%	14%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.580	$ 8.820	$ 9.820	$ 9.650	$ 9.480	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.142	$ 0.248	$ 0.198	$ 0.203	$ 0.244	$ 0.287
Net realized and unrealized gain (loss)	0.082	(0.244)	(0.986)	0.206	0.193	0.398
Total income (loss) from operations	$ 0.224	$ 0.004	$ (0.788)	$ 0.409	$ 0.437	$ 0.685
Less Distributions
From net investment income	$ (0.124)	$ (0.244)	$ (0.204)	$ (0.239)	$ (0.267)	$ (0.285)
From net realized gain	—	—	(0.008)	—	—	—
Total distributions	$ (0.124)	$ (0.244)	$ (0.212)	$ (0.239)	$ (0.267)	$ (0.285)
Net asset value — End of period	$ 8.680	$ 8.580	$ 8.820	$ 9.820	$ 9.650	$ 9.480
Total Return(2)	2.66% (3)	0.10%	(8.10)%	4.29%	4.68%	7.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,486	$79,905	$87,385	$107,117	$100,417	$101,283
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (4)	0.72%	0.69%	0.67%	0.69%	0.72%
Net investment income	3.33% (4)	2.90%	2.13%	2.09%	2.57%	3.14%
Portfolio Turnover	13% (3)	23%	24%	39%	37%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.940	$ 9.190	$10.230	$ 10.070	$ 9.890	$ 9.470
Income (Loss) From Operations
Net investment income(1)	$ 0.114	$ 0.191	$ 0.133	$ 0.136	$ 0.180	$ 0.229
Net realized and unrealized gain (loss)	0.092	(0.254)	(1.021)	0.205	0.205	0.416
Total income (loss) from operations	$ 0.206	$(0.063)	$ (0.888)	$ 0.341	$ 0.385	$ 0.645
Less Distributions
From net investment income	$ (0.096)	$ (0.187)	$ (0.144)	$ (0.181)	$ (0.205)	$ (0.225)
From net realized gain	—	—	(0.008)	—	—	—
Total distributions	$(0.096)	$(0.187)	$ (0.152)	$ (0.181)	$ (0.205)	$ (0.225)
Net asset value — End of period	$ 9.050	$ 8.940	$ 9.190	$10.230	$10.070	$ 9.890
Total Return(2)	2.34% (3)	(0.65)%	(8.75)%	3.43%	3.94%	6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,250	$ 6,058	$ 6,865	$ 9,904	$ 10,804	$12,202
Ratios (as a percentage of average daily net assets):
Expenses	1.48% (4)	1.47%	1.44%	1.42%	1.44%	1.47%
Net investment income	2.58% (4)	2.15%	1.37%	1.35%	1.81%	2.41%
Portfolio Turnover	13% (3)	23%	24%	39%	37%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.600	$ 8.830	$ 9.830	$ 9.660	$ 9.480	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.150	$ 0.266	$ 0.217	$ 0.222	$ 0.262	$ 0.303
Net realized and unrealized gain (loss)	0.083	(0.235)	(0.988)	0.198	0.202	0.400
Total income (loss) from operations	$ 0.233	$ 0.031	$ (0.771)	$ 0.420	$ 0.464	$ 0.703
Less Distributions
From net investment income	$ (0.133)	$ (0.261)	$ (0.221)	$ (0.250)	$ (0.284)	$ (0.303)
From net realized gain	—	—	(0.008)	—	—	—
Total distributions	$ (0.133)	$ (0.261)	$ (0.229)	$ (0.250)	$ (0.284)	$ (0.303)
Net asset value — End of period	$ 8.700	$ 8.600	$ 8.830	$ 9.830	$ 9.660	$ 9.480
Total Return(2)	2.76% (3)	0.42%	(7.93)%	4.41%	4.97%	7.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,415	$65,632	$59,806	$80,634	$66,447	$51,021
Ratios (as a percentage of average daily net assets):
Expenses	0.52% (4)	0.52%	0.49%	0.47%	0.49%	0.52%
Net investment income	3.52% (4)	3.10%	2.32%	2.29%	2.76%	3.30%
Portfolio Turnover	13% (3)	23%	24%	39%	37%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.730	$ 7.940	$ 8.830	$ 8.740	$ 8.650	$ 8.500
Income (Loss) From Operations
Net investment income(1)	$ 0.139	$ 0.250	$ 0.207	$ 0.219	$ 0.269	$ 0.310
Net realized and unrealized gain (loss)	0.088	(0.216)	(0.886)	0.090	0.093	0.153
Total income (loss) from operations	$ 0.227	$ 0.034	$ (0.679)	$ 0.309	$ 0.362	$ 0.463
Less Distributions
From net investment income	$ (0.137)	$ (0.244)	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)
Total distributions	$ (0.137)	$ (0.244)	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)
Net asset value — End of period	$ 7.820	$ 7.730	$ 7.940	$ 8.830	$ 8.740	$ 8.650
Total Return(2)	3.00% (3)	0.49%	(7.77)%	3.59%	4.26%	5.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,679	$86,461	$90,612	$112,748	$115,340	$119,324
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76% (4)	0.74%	0.71%	0.69%	0.71%	0.75%
Interest and fee expense(5)	—	0.10%	0.03%	0.02%	0.05%	0.07%
Total expenses	0.76% (4)	0.84%	0.74%	0.71%	0.76%	0.82%
Net investment income	3.63% (4)	3.24%	2.47%	2.51%	3.11%	3.65%
Portfolio Turnover	41% (3)	80%	36%	34%	20%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.000	$ 8.220	$ 9.140	$ 9.050	$ 8.960	$ 8.800
Income (Loss) From Operations
Net investment income(1)	$ 0.114	$ 0.198	$ 0.149	$ 0.160	$ 0.211	$ 0.257
Net realized and unrealized gain (loss)	0.098	(0.226)	(0.915)	0.089	0.093	0.161
Total income (loss) from operations	$ 0.212	$(0.028)	$(0.766)	$ 0.249	$ 0.304	$ 0.418
Less Distributions
From net investment income	$ (0.112)	$ (0.192)	$ (0.154)	$ (0.159)	$ (0.214)	$ (0.258)
Total distributions	$(0.112)	$(0.192)	$(0.154)	$(0.159)	$ (0.214)	$ (0.258)
Net asset value — End of period	$ 8.100	$ 8.000	$ 8.220	$ 9.140	$ 9.050	$ 8.960
Total Return(2)	2.70% (3)	(0.42)%	(8.34)%	2.78%	3.45%	4.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,598	$ 4,188	$ 5,317	$ 7,781	$11,815	$13,088
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51% (4)	1.49%	1.46%	1.44%	1.46%	1.50%
Interest and fee expense(5)	—	0.10%	0.03%	0.02%	0.05%	0.07%
Total expenses	1.51% (4)	1.59%	1.49%	1.46%	1.51%	1.57%
Net investment income	2.89% (4)	2.49%	1.71%	1.77%	2.36%	2.93%
Portfolio Turnover	41% (3)	80%	36%	34%	20%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.760	$ 7.970	$ 8.860	$ 8.770	$ 8.690	$ 8.530
Income (Loss) From Operations
Net investment income(1)	$ 0.147	$ 0.267	$ 0.224	$ 0.237	$ 0.287	$ 0.328
Net realized and unrealized gain (loss)	0.088	(0.217)	(0.885)	0.090	0.083	0.163
Total income (loss) from operations	$ 0.235	$ 0.050	$ (0.661)	$ 0.327	$ 0.370	$ 0.491
Less Distributions
From net investment income	$ (0.145)	$ (0.260)	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)
Total distributions	$ (0.145)	$ (0.260)	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)
Net asset value — End of period	$ 7.850	$ 7.760	$ 7.970	$ 8.860	$ 8.770	$ 8.690
Total Return(2)	3.10% (3)	0.70%	(7.55)%	3.80%	4.34%	5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,497	$68,304	$59,972	$66,737	$64,685	$53,541
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56% (4)	0.54%	0.51%	0.49%	0.51%	0.54%
Interest and fee expense(5)	—	0.10%	0.03%	0.02%	0.05%	0.07%
Total expenses	0.56% (4)	0.64%	0.54%	0.51%	0.56%	0.61%
Net investment income	3.83% (4)	3.45%	2.67%	2.71%	3.31%	3.84%
Portfolio Turnover	41% (3)	80%	36%	34%	20%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or  entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or  entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds did not have any floating rate notes outstanding at January 31, 2024.
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements—The interim financial statements relating to January 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At July 31, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$ 465,403	$1,344,781	$ 714,819	$2,068,978	$ 6,757,183
Long-term	$1,158,671	$1,067,073	$3,809,181	$5,511,730	$11,500,628
The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$ 77,909,284	$102,685,501	$231,338,082	$152,818,771	$155,807,784
Gross unrealized appreciation	$ 2,194,184	$ 2,243,658	$ 4,427,020	$ 3,181,946	$ 5,975,297
Gross unrealized depreciation	(1,055,970)	(1,186,107)	(1,906,694)	(3,335,864)	(2,187,634)
Net unrealized appreciation (depreciation)	$ 1,138,214	$ 1,057,551	$ 2,520,326	$ (153,918)	$ 3,787,663

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended January 31, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$111,362	$169,287	$430,283	$267,193	$294,668
Effective Annual Rate	0.30%	0.33%	0.38%	0.36%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended January 31, 2024 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$2,358	$7,004	$9,866	$10,012	$13,322
EVD's Class A Sales Charges	$1,355	$ 650	$2,003	$ 1,246	$ 1,227
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 335	$ —	$ —	$ 21
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2024 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$29,485	$44,206	$65,554	$77,744	$83,809
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$7,585	$9,954	$8,624	$20,301	$14,147
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2024 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$2,023	$2,654	$2,300	$5,414	$3,773
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$ —	$ —	$ —	$ —	$7,500
Class C	$ 194	$ 36	$ —	$ —	$ —

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended January 31, 2024 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$23,200,483	$22,556,012	$95,284,935	$24,680,324	$66,825,997
Sales	$20,843,911	$25,051,208	$94,017,106	$18,319,446	$62,820,612
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Arizona Fund
	Six Months Ended January 31, 2024 (Unaudited)			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	604,773	$ 5,360,188	483,227	$ 4,233,695
Issued to shareholders electing to receive payments of distributions in Fund shares	47,826	418,794	85,520	754,353
Redemptions	(330,844)	(2,867,650)	(648,733)	(5,716,998)
Net increase (decrease)	321,755	$ 2,911,332	(79,986)	$ (728,950)
Class C
Sales	14,947	$ 146,102	21,070	$ 208,484
Issued to shareholders electing to receive payments of distributions in Fund shares	2,216	21,559	3,795	37,183
Redemptions	(11,915)	(115,999)	(56,749)	(549,075)
Net increase (decrease)	5,248	$ 51,662	(31,884)	$ (303,408)
Class I
Sales	1,065,819	$ 9,333,111	2,977,813	$ 26,334,321
Issued to shareholders electing to receive payments of distributions in Fund shares	74,344	650,218	123,715	1,091,844
Redemptions	(1,584,423)	(13,753,842)	(1,585,475)	(13,998,679)
Net increase (decrease)	(444,260)	$ (3,770,513)	1,516,053	$ 13,427,486

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

Connecticut Fund
	Six Months Ended January 31, 2024 (Unaudited)			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	291,122	$ 2,685,873	378,050	$ 3,529,728
Issued to shareholders electing to receive payments of distributions in Fund shares	60,890	559,368	112,838	1,044,987
Redemptions	(929,188)	(8,620,076)	(547,348)	(5,108,044)
Net decrease	(577,176)	$ (5,374,835)	(56,460)	$ (533,329)
Class C
Sales	26,403	$ 245,984	43,093	$ 399,663
Issued to shareholders electing to receive payments of distributions in Fund shares	2,417	22,129	4,328	39,920
Redemptions	(42,486)	(398,233)	(68,691)	(630,939)
Net decrease	(13,666)	$ (130,120)	(21,270)	$ (191,356)
Class I
Sales	1,805,543	$ 16,583,653	3,415,246	$ 31,752,067
Issued to shareholders electing to receive payments of distributions in Fund shares	66,016	607,448	98,551	913,386
Redemptions	(1,253,547)	(11,302,831)	(1,695,129)	(15,619,577)
Net increase	618,012	$ 5,888,270	1,818,668	$ 17,045,876
Minnesota Fund
	Six Months Ended January 31, 2024 (Unaudited)			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	902,734	$ 8,029,095	3,139,418	$ 28,191,682
Issued to shareholders electing to receive payments of distributions in Fund shares	109,489	966,333	133,044	1,189,561
Redemptions	(1,045,645)	(9,130,177)	(1,756,964)	(15,679,235)
Net increase (decrease)	(33,422)	$ (134,749)	1,515,498	$ 13,702,008
Class C
Sales	32,916	$ 312,766	71,330	$ 688,376
Issued to shareholders electing to receive payments of distributions in Fund shares	2,591	24,592	3,419	32,878
Redemptions	(30,282)	(286,585)	(88,762)	(853,337)
Net increase (decrease)	5,225	$ 50,773	(14,013)	$ (132,083)

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

Minnesota Fund (continued)
	Six Months Ended January 31, 2024 (Unaudited)			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	5,304,474	$ 46,770,435	11,853,734	$ 106,345,883
Issued to shareholders electing to receive payments of distributions in Fund shares	208,756	1,844,157	282,434	2,526,186
Redemptions	(5,778,797)	(50,589,834)	(9,689,215)	(86,399,066)
Net increase (decrease)	(265,567)	$ (1,975,242)	2,446,953	$ 22,473,003
New Jersey Fund
	Six Months Ended January 31, 2024 (Unaudited)			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	210,088	$ 1,794,830	971,379	$ 8,269,573
Issued to shareholders electing to receive payments of distributions in Fund shares	108,897	922,175	223,691	1,903,747
Redemptions	(702,690)	(5,971,631)	(1,797,114)	(15,293,163)
Net decrease	(383,705)	$ (3,254,626)	(602,044)	$ (5,119,843)
Class C
Sales	28,916	$ 257,781	76,058	$ 679,325
Issued to shareholders electing to receive payments of distributions in Fund shares	5,871	51,789	13,019	115,510
Redemptions	(131,764)	(1,153,907)	(158,961)	(1,403,959)
Net decrease	(96,977)	$ (844,337)	(69,884)	$ (609,124)
Class I
Sales	1,870,997	$ 15,819,065	4,251,864	$ 36,346,691
Issued to shareholders electing to receive payments of distributions in Fund shares	110,360	937,237	187,695	1,601,906
Redemptions	(1,517,287)	(12,873,389)	(3,578,517)	(30,417,489)
Net increase	464,070	$ 3,882,913	861,042	$ 7,531,108

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2024 (Unaudited)			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	766,799	$ 5,757,218	1,503,864	$ 11,594,025
Issued to shareholders electing to receive payments of distributions in Fund shares	175,603	1,333,499	315,285	2,420,615
Redemptions	(1,176,900)	(8,938,249)	(2,040,396)	(15,672,937)
Net decrease	(234,498)	$ (1,847,532)	(221,247)	$ (1,658,297)
Class C
Sales	17,856	$ 140,090	132,006	$ 1,043,092
Issued to shareholders electing to receive payments of distributions in Fund shares	6,463	50,744	13,129	104,314
Redemptions	(103,503)	(804,768)	(268,287)	(2,129,775)
Net decrease	(79,184)	$ (613,934)	(123,152)	$ (982,369)
Class I
Sales	1,608,262	$ 12,211,352	4,349,671	$ 33,466,988
Issued to shareholders electing to receive payments of distributions in Fund shares	118,556	903,705	189,918	1,464,401
Redemptions	(1,299,000)	(9,913,635)	(3,257,126)	(25,005,310)
Net increase	427,818	$ 3,201,422	1,282,463	$ 9,926,079
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2024.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 75,894,225	$ —	$ 75,894,225
Taxable Municipal Obligations	—	2,709,798	—	2,709,798
Trust Units	—	443,475	—	443,475
Total Investments	$ —	$ 79,047,498	$ —	$ 79,047,498
Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 956,323	$ —	$ 956,323
Tax-Exempt Municipal Obligations	—	97,836,629	—	97,836,629
Taxable Municipal Obligations	—	4,409,872	—	4,409,872
Trust Units	—	540,228	—	540,228
Total Investments	$ —	$103,743,052	$ —	$103,743,052
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 233,858,408	$ —	$ 233,858,408
Total Investments	$ —	$233,858,408	$ —	$233,858,408
New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 144,971,202	$ —	$ 144,971,202
Taxable Municipal Obligations	—	7,693,651	—	7,693,651
Total Investments	$ —	$152,664,853	$ —	$152,664,853
Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 155,535,073	$ —	$ 155,535,073
Taxable Municipal Obligations	—	4,060,374	—	4,060,374
Total Investments	$ —	$159,595,447	$ —	$159,595,447

Eaton Vance
Municipal Income Funds
January 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.24

Eaton Vance
Municipal Opportunities Fund
Semiannual Report
January 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2024
Eaton Vance
Municipal Opportunities Fund

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	3.20%	3.30%	1.54%	3.06%	3.56%
Class A with 3.25% Maximum Sales Charge	—	—	(0.12)	(0.07)	0.87	2.71	3.28
Class C at NAV	08/18/2014	08/18/2014	2.81	2.62	0.80	—	1.76
Class C with 1% Maximum Deferred Sales Charge	—	—	1.81	1.62	0.80	—	1.76
Class I at NAV	05/31/2011	05/31/2011	3.33	3.65	1.79	3.32	3.83

Bloomberg Municipal Bond Index	—	—	2.70%	2.90%	1.99%	2.78%	3.17%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.99%	1.74%	0.74%
Net	0.93	1.68	0.68
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.26%	2.51%	3.50%
Taxable-Equivalent Distribution Rate	5.51	4.25	5.92
SEC 30-day Yield	3.05	2.41	3.40
Taxable-Equivalent SEC 30-day Yield	5.15	4.06	5.74
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	0.38%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
4

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,032.00	$4.95**	0.97%
Class C	$1,000.00	$1,028.10	$8.77**	1.72%
Class I	$1,000.00	$1,033.30	$3.63**	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.26	$4.93**	0.97%
Class C	$1,000.00	$1,016.49	$8.72**	1.72%
Class I	$1,000.00	$1,021.57	$3.61**	0.71%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,837,500
		$ 4,837,500
Hospital — 0.5%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$3,045	$ 2,999,325
		$ 2,999,325
Total Corporate Bonds (identified cost $7,809,480)		$ 7,836,825

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.958%, (30-day SOFR Average + 0. 50%), 1/25/33(1)(2)	$450	$ 447,638
Total Tax-Exempt Mortgage-Backed Securities (identified cost $449,815)		$ 447,638

Tax-Exempt Municipal Obligations — 92.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Delaware Valley Regional Finance Authority, PA, 4.423%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 8,000,320
Oklahoma Water Resources Board:
5.00%, 10/1/32(3)	1,000	1,164,810
5.00%, 10/1/35(3)	1,000	1,155,810
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,850	2,107,946
		$ 12,428,886
Education — 3.9%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	$1,400	$ 1,467,060
Security	Principal Amount (000's omitted)	Value
Education (continued)
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$435	$ 426,030
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 3.85%, 4/1/35(4)	4,870	4,870,000
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	835,470
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	380	380,346
5.00%, 12/15/38(1)	2,690	2,737,694
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	134,617
5.00%, 6/15/49(1)	260	235,079
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	773,463
5.00%, 4/1/50(1)	960	878,851
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athlethic Association), 5.00%, 4/1/42	2,560	2,890,982
University of California, 5.00%, 5/15/38(3)	5,365	6,442,346
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/45	2,000	2,219,080
		$ 24,291,018
Electric Utilities — 3.3%
Fayetteville, NC, Public Works Commission Revenue, 4.50%, 3/1/49	$1,585	$ 1,676,344
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	6,005	4,071,390
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
5.25%, 5/15/35	500	587,705
5.25%, 5/15/36	1,000	1,165,710
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,378,871
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,110,230
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 4.65%, 8/1/31(4)	500	500,000
South Carolina Public Service Authority:
5.00%, 12/1/49	3,250	3,251,202
5.25%, 12/1/33	2,000	2,341,300
5.25%, 12/1/34	2,000	2,335,280
Tacoma, WA, Electric System Revenue, Green Bonds, 5.00%, 1/1/49(3)	1,000	1,095,863
		$ 20,513,895

6
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.2%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	$500	$ 503,085
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	690	699,681
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	51,083
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	50	56,758
		$ 1,310,607
General Obligations — 16.6%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,086,650
Bristol, VA, 5.00%, 9/1/27	1,915	1,969,060
California:
5.00%, 4/1/42	6,440	6,856,024
5.00%, 11/1/42	5,000	5,756,150
5.00%, 8/1/45	6,540	6,677,667
Cecil County, MD, 4.50%, 8/1/53	3,150	3,291,782
Charles County, MD, 4.25%, 10/1/47	2,885	2,993,447
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,976,560
5.00%, 12/1/32	2,000	2,055,180
5.25%, 12/1/35	2,750	2,752,778
5.50%, 12/1/37	5,000	5,471,650
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	394,739
Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,000	3,953,200
Connecticut:
4.00%, 6/15/34	5,000	5,029,550
Social Bonds, 4.00%, 1/15/43	5,000	5,052,950
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	4,780	4,781,769
District of Columbia, 4.00%, 2/1/46	3,000	3,000,450
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	2,000	2,004,360
4.00%, 2/15/35	2,000	2,002,400
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,124,737
Illinois:
4.00%, 7/1/37	2,000	2,014,500
5.50%, 5/1/39	1,980	2,196,493
5.75%, 5/1/45	1,780	1,962,058
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kenosha County, WI:
1.50%, 9/1/29	$640	$ 582,029
1.50%, 9/1/30	480	424,291
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	6,000	6,000,300
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,647,375
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	4,000	4,002,920
Puerto Rico, 0.00%, 7/1/33	377	240,152
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,288,913
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	3,335	3,367,349
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,555,125
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	4,620	5,157,999
Washington Unified School District, CA, (Election of 2020), 4.125%, 8/1/45	805	826,630
		$103,497,237
Hospital — 12.1%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/49	$2,235	$ 2,189,160
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,149,921
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	301,026
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	431,031
California Statewide Communities Development Authority, (Huntington Memorial Hospital), 4.00%, 7/1/48	930	932,734
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 4.00%, 11/15/43	6,550	6,457,448
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	533,705
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,752,063
6.00%, 6/1/51	4,715	4,771,108
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	886,500
4.00%, 9/1/45	2,580	2,144,909
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,050	2,002,563
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,005,310

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	$1,670	$ 1,706,439
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	489,007
4.00%, 11/1/30	1,605	1,547,204
5.00%, 11/1/26	1,375	1,380,775
5.00%, 11/1/27	1,440	1,452,182
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,067,059
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.00%, 1/1/44	4,375	4,368,262
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	3,950	3,806,338
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/40	2,595	2,603,045
4.00%, 12/1/49	3,000	2,898,120
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,005,180
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	529,275
5.00%, 10/1/33	1,000	1,058,180
5.00%, 10/1/34	1,070	1,132,830
5.00%, 10/1/35	1,550	1,638,025
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	503,700
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	470,545
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.867%, (70% of 1 mo. SOFR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,020
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,051,780
5.25%, 4/1/34	1,900	1,172,927
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,453,200
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,575,487
5.00%, 12/1/26	1,410	1,454,345
5.00%, 12/1/28	1,550	1,598,066
University of California Medical Center, 2.90%, 5/15/32(5)	1,600	1,600,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,190	1,149,290
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	$4,000	$ 4,147,200
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.25%, 6/1/47	3,000	3,057,990
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	250,148
		$ 75,724,097
Housing — 7.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	$1,825	$ 1,939,373
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	1,250	1,087,400
1.10%, 11/15/29	3,950	3,313,181
Social Bonds, (SPA: TD Bank, N.A.), 4.70%, 11/15/51(4)	1,780	1,780,000
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,653,939
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,093,178
Louisiana Housing Corp., (Home Ownership Program), SFMR, (FHLMC), (FNMA), (GNMA), 4.80%, 12/1/43	1,620	1,665,895
Maine Housing Authority:
Social Bonds, 4.50%, 11/15/43	1,315	1,334,515
Social Bonds, 4.75%, 11/15/43	3,000	3,056,640
Maryland Department of Housing and Community Development Administration:
Green Bonds, 4.35%, 7/1/43	1,750	1,739,675
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,350	1,363,797
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/35	350	351,848
4.00%, 7/1/40	450	432,364
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,236,870
New York City Housing Development Corp., NY:
2.85%, 11/1/39	2,975	2,506,765
Sustainable Development Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,145	2,986,209
Sustainable Development Bonds, (SPA: TD Bank, N.A.), 4.70%, 5/1/50(4)	2,000	2,000,000
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,231,438
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/37	1,235	1,274,063
5.00%, 7/1/39	860	877,166

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	$355	$ 369,771
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,642,278
5.00%, 6/1/39	1,595	1,613,677
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 10/1/43	1,750	1,774,010
Texas Department of Housing and Community Affairs, (GNMA), 4.80%, 7/1/43	3,000	3,077,130
Virginia Housing Development Authority, 5.125%, 11/1/43	3,150	3,430,161
		$ 46,831,343
Industrial Development Revenue — 4.1%
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	$875	$ 868,560
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	943,149
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,371,070
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	217,264
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,442,325
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,063,234
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,152,900
(AMT), 6.00%, 4/1/35	1,385	1,556,781
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,900,954
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,013,100
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,081,660
		$ 25,610,997
Insured - Education — 0.1%
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$ 751,110
		$ 751,110
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.6%
Garland, TX, Electric Utility System Revenue:
(AGM), 5.00%, 3/1/42	$870	$ 951,919
(AGM), 5.00%, 3/1/43	735	799,989
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	279,992
(NPFG), 5.25%, 7/1/25	170	169,070
(NPFG), 5.25%, 7/1/29	1,110	1,097,646
(NPFG), 5.25%, 7/1/30	530	523,735
(NPFG), 5.25%, 7/1/34	100	99,204
		$ 3,921,555
Insured - General Obligations — 0.6%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,580	$ 1,419,914
(NPFG), 0.00%, 12/1/28	1,560	1,296,095
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	329,253
McCook, IL, (AGM), 4.00%, 12/1/26	260	268,427
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	435,535
(BAM), 0.00%, 1/1/33	200	144,124
		$ 3,893,348
Insured - Hospital — 0.3%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	$2,500	$ 1,842,200
		$ 1,842,200
Insured - Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 400,396
		$ 400,396
Insured - Lease Revenue/Certificates of Participation — 0.2%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,185	$ 1,010,355
		$ 1,010,355
Insured - Special Tax Revenue — 1.0%
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	$4,000	$ 4,356,000
San Francisco City and County Redevelopment Agency, CA, (AGM), 5.25%, 8/1/41	1,500	1,740,600
		$ 6,096,600

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 2.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,845,400
(AGM), (AMT), 5.25%, 1/1/38	1,000	1,125,220
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	1,105,880
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,855,677
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	185,111
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,995,920
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	2,500	2,822,875
		$ 14,936,083
Insured - Water and Sewer — 0.6%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,025,320
		$ 4,025,320
Lease Revenue/Certificates of Participation — 1.8%
Avon Community School Building Corp., IN, 5.25%, 7/15/39	$1,250	$ 1,453,287
California Public Works Board, 4.50%, 9/1/35	4,910	4,932,979
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/40	2,000	2,242,200
5.25%, 6/15/39	1,500	1,722,180
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	716,387
		$ 11,067,033
Other Revenue — 4.7%
Black Belt Energy Gas District, AL, 4.92%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,862,400
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	6,935	6,557,459
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	2,030	2,011,425
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 5.25%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,243,512
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	$895	$ 912,560
5.50%, 12/1/53	740	742,109
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,505,561
Series B, 5.00%, 1/1/32(1)	1,000	1,034,510
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,118,420
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,779,988
Southeast Alabama Gas Supply District, (Project No. 2), 4.513%, (67% of 1 mo. SOFR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	2,998,350
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.483%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	2,440	2,404,425
		$ 29,170,719
Senior Living/Life Care — 9.6%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$2,525	$ 2,311,233
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,754,047
5.00%, 11/15/27	1,320	1,338,810
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/24	705	704,944
5.00%, 11/1/26	770	767,983
5.00%, 11/1/27	425	422,815
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	303,273
5.00%, 11/15/29	315	317,892
5.00%, 11/15/30	330	332,462
5.375%, 11/15/55	300	277,479
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	585,336
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	525,052
5.00%, 5/15/25	300	301,014
5.00%, 5/15/26	350	353,434
5.00%, 5/15/27	400	406,260
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	695	678,230
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	480,385

10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.): (continued)
5.00%, 12/1/39	$370	$ 329,019
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	219,128
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	114,059
Howard County, MD, (Vantage House):
5.00%, 4/1/26	990	975,991
5.00%, 4/1/36	2,035	1,851,056
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	362,951
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.25%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,068,462
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/24	915	914,579
5.00%, 7/1/25	650	649,181
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,261,308
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	287,993
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	203,980
4.00%, 12/1/31	150	152,859
4.00%, 12/1/32	200	203,782
4.00%, 12/1/33	100	101,879
4.00%, 12/1/34	200	203,530
4.00%, 12/1/35	350	355,170
4.00%, 12/1/36	350	353,374
4.00%, 12/1/37	300	301,221
4.00%, 12/1/38	300	299,157
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,815,005
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	852,049
5.75%, 7/1/54(1)	1,725	1,564,816
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	999,330
5.00%, 1/1/26	1,040	1,038,450
5.00%, 1/1/27	1,095	1,090,554
5.00%, 1/1/29	1,205	1,194,095
5.00%, 1/1/30	630	620,796
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	$430	$ 416,683
5.00%, 7/1/33	285	270,009
5.00%, 7/1/34	195	183,212
5.00%, 7/1/39	2,450	2,143,015
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,242,111
5.25%, 1/1/54	250	205,343
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	246,677
5.00%, 5/15/30	300	286,113
5.00%, 5/15/31	775	728,415
5.00%, 5/15/32	650	605,566
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	400	390,940
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,319,749
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	628,634
5.00%, 5/15/39	480	440,462
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	571,470
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,650,176
5.00%, 4/1/29	1,000	979,900
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,943,105
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	425	425,081
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	507,645
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,299,064
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	549,450
5.00%, 11/15/29	400	405,332
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	745	752,301
5.00%, 5/1/26	585	594,518
5.00%, 5/1/27	500	510,770

11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	$2,000	$ 2,059,720
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	590	566,494
5.00%, 7/1/31(1)	985	927,249
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	242,313
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	806,131
5.00%, 1/1/28(1)	445	420,908
5.00%, 1/1/29(1)	460	428,775
5.00%, 1/1/34(1)	500	432,885
5.00%, 1/1/39(1)	750	583,890
		$ 60,008,529
Special Tax Revenue — 3.9%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 276,114
3.50%, 6/1/39(1)	650	564,122
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	487,808
2.55%, 7/1/46	1,265	924,411
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44(3)	1,250	1,249,037
Massachusetts School Building Authority:
3.375%, 8/15/30	1,665	1,654,411
4.00%, 11/15/35	1,990	2,042,775
4.00%, 1/15/39	5,000	5,010,600
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,153,709
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,910	4,925,859
South Village Community Development District, FL:
2.50%, 5/1/24	100	99,673
2.75%, 5/1/25	95	93,819
3.25%, 5/1/27	95	93,414
4.35%, 5/1/26	240	240,278
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	770	699,183
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/52	3,000	3,559,350
		$ 24,074,563
Security	Principal Amount (000's omitted)	Value
Transportation — 10.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,160,832
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,002,830
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,786,523
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	6,250	6,055,125
(AMT), 5.00%, 11/15/28	2,680	2,894,078
(AMT), 5.50%, 11/15/27	3,065	3,067,207
Illinois Toll Highway Authority, 5.25%, 1/1/43	1,000	1,148,490
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.00%, 1/1/31	2,385	2,629,439
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/36	3,080	3,308,413
(AMT), 5.00%, 5/15/45	4,925	4,956,717
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,101,433
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/31	1,000	1,006,590
(AMT), 5.00%, 10/1/36	955	1,065,131
(AMT), 5.00%, 10/1/38	1,600	1,757,760
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,640,143
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,890,200
(AMT), 5.00%, 5/1/37	2,100	2,171,883
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	5,099,850
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,208,900
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	3,000	3,036,780
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,228,270
		$ 65,216,594
Water and Sewer — 6.1%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/42	$5,000	$ 5,571,500
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,298,952
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	2,715	2,808,613
King County, WA, Sewer Revenue, 4.00%, 7/1/41	3,000	2,983,110

12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$2,750	$ 2,515,755
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	5,220	5,253,252
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.50%, 6/15/33(5)	1,000	1,000,000
5.00%, 6/15/43	4,000	4,552,920
5.25%, 6/15/52(6)	3,000	3,364,410
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,476,725
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,185,400
		$ 38,010,637
Total Tax-Exempt Municipal Obligations (identified cost $569,346,405)		$574,633,122

Taxable Municipal Obligations — 6.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.9%
Atlantic City, NJ, 7.00%, 3/1/28	$2,105	$ 2,191,221
Chicago, IL:
7.375%, 1/1/33	3,069	3,307,891
7.781%, 1/1/35	2,600	2,879,734
Collin County, TX, 1.683%, 2/15/30	100	85,142
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	515,066
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,191,045
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	895,411
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,296	719,119
		$ 11,784,629
Insured - General Obligations — 0.8%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 584,400
Detroit, MI, (AMBAC), 5.15%, 4/1/25	3,371	3,340,002
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,012,690
		$ 4,937,092
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.7%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,215,408
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,224,090
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,023,511
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.75%, 9/1/25	500	488,315
(AGM), 4.00%, 9/1/26	500	487,145
		$ 4,438,469
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/38(3)	$2,500	$ 1,090,275
		$ 1,090,275
Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$500	$ 497,365
		$ 497,365
Special Tax Revenue — 0.9%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$2,000	$ 1,718,340
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	324,551
Successor Agency to San Jose Redevelopment Agency, CA, 3.375%, 8/1/34	3,900	3,589,443
		$ 5,632,334
Water and Sewer — 1.8%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(4)	$11,650	$ 11,650,000
		$ 11,650,000
Total Taxable Municipal Obligations (identified cost $40,524,663)		$ 40,030,164

13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$5,500	$ 5,551,455
Total U.S. Treasury Obligations (identified cost $5,503,960)		$ 5,551,455
Total Investments — 100.9% (identified cost $623,634,323)		$628,499,204
Other Assets, Less Liabilities — (0.9)%		$ (5,571,169)
Net Assets — 100.0%		$622,928,035
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $32,146,621 or 5.2% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(6)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At January 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	16.5%
Texas	11.1%
Others, representing less than 10% individually	71.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Statement of Assets and Liabilities (Unaudited)

January 31, 2024
Assets
Investments, at value (identified cost $623,634,323)	$ 628,499,204
Cash	862,869
Interest receivable	5,822,359
Receivable for investments sold	5,341,867
Receivable for Fund shares sold	1,619,340
Receivable from affiliates	72,327
Trustees' deferred compensation plan	67,116
Total assets	$642,285,082
Liabilities
Payable for floating rate notes issued	$ 2,406,330
Payable for when-issued securities	14,111,831
Payable for Fund shares redeemed	2,015,583
Distributions payable	156,358
Payable to affiliates:
Investment adviser and administration fee	310,917
Distribution and service fees	23,866
Trustees' deferred compensation plan	67,116
Interest expense and fees payable	12,381
Accrued expenses	252,665
Total liabilities	$ 19,357,047
Net Assets	$622,928,035
Sources of Net Assets
Paid-in capital	$ 678,281,693
Accumulated loss	(55,353,658)
Net Assets	$622,928,035
Class A Shares
Net Assets	$ 58,347,003
Shares Outstanding	5,163,437
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 11.68
Class C Shares
Net Assets	$ 13,439,696
Shares Outstanding	1,189,738
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.30
Class I Shares
Net Assets	$ 551,141,336
Shares Outstanding	48,708,226
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.32
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2024
Investment Income
Interest income	$ 12,567,717
Total investment income	$12,567,717
Expenses
Investment adviser and administration fee	$ 1,734,354
Distribution and service fees:
Class A	73,650
Class C	71,229
Trustees’ fees and expenses	19,873
Custodian fee	73,184
Transfer and dividend disbursing agent fees	115,836
Legal and accounting services	46,684
Printing and postage	28,728
Registration fees	35,192
Interest expense and fees	49,442
Miscellaneous	46,546
Total expenses	$ 2,294,718
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 72,326
Total expense reductions	$ 72,326
Net expenses	$ 2,222,392
Net investment income	$10,345,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (416,939)
Futures contracts	402,465
Net realized loss	$ (14,474)
Change in unrealized appreciation (depreciation):
Investments	$ 11,705,331
Net change in unrealized appreciation (depreciation)	$11,705,331
Net realized and unrealized gain	$11,690,857
Net increase in net assets from operations	$22,036,182
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Statements of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,345,325	$ 18,370,294
Net realized loss	(14,474)	(21,953,179)
Net change in unrealized appreciation (depreciation)	11,705,331	2,085,765
Net increase (decrease) in net assets from operations	$ 22,036,182	$ (1,497,120)
Distributions to shareholders:
Class A	$ (960,308)	$ (1,878,168)
Class C	(178,550)	(414,887)
Class I	(8,918,558)	(15,983,846)
Total distributions to shareholders	$ (10,057,416)	$ (18,276,901)
Transactions in shares of beneficial interest:
Class A	$ (3,681,366)	$ (16,224,578)
Class C	(2,111,282)	(8,289,225)
Class I	49,959,297	(138,227,894)
Net increase (decrease) in net assets from Fund share transactions	$ 44,166,649	$(162,741,697)
Net increase (decrease) in net assets	$ 56,145,415	$(182,515,718)
Net Assets
At beginning of period	$ 566,782,620	$ 749,298,338
At end of period	$622,928,035	$ 566,782,620
17
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Financial Highlights

	Class A
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 11.130	$ 11.390	$ 12.870	$ 12.330	$ 12.310	$ 11.880
Income (Loss) From Operations
Net investment income(1)	$ 0.185	$ 0.327	$ 0.215	$ 0.232	$ 0.262	$ 0.277
Net realized and unrealized gain (loss)	0.164	(0.260)	(1.282)	0.541	0.018 (2)	0.427
Total income (loss) from operations	$ 0.349	$ 0.067	$ (1.067)	$ 0.773	$ 0.280	$ 0.704
Less Distributions
From net investment income	$ (0.179)	$ (0.327)	$ (0.219)	$ (0.233)	$ (0.260)	$ (0.274)
From net realized gain	—	—	(0.194)	—	—	—
Total distributions	$ (0.179)	$ (0.327)	$ (0.413)	$ (0.233)	$ (0.260)	$ (0.274)
Net asset value — End of period	$11.300	$11.130	$11.390	$ 12.870	$ 12.330	$ 12.310
Total Return(3)	3.20% (4)(5)	0.65%	(8.47)%	6.34%	2.32%	6.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 58,347	$ 61,217	$ 79,594	$127,729	$129,416	$127,094
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.96% (5)(6)	0.98%	0.93%	0.92%	0.92%	0.94%
Interest and fee expense(7)	0.01% (6)	0.01%	—	0.00% (8)	0.00% (8)	—
Total expenses	0.97% (5)(6)	0.99%	0.93%	0.92%	0.92%	0.94%
Net investment income	3.36% (6)	2.95%	1.77%	1.84%	2.15%	2.32%
Portfolio Turnover	56% (4)	98%	35%	62%	56%	34%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended January 31, 2024). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Amount is less than 0.005%.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 11.130	$ 11.390	$ 12.870	$ 12.330	$ 12.300	$ 11.870
Income (Loss) From Operations
Net investment income(1)	$ 0.143	$ 0.243	$ 0.124	$ 0.139	$ 0.171	$ 0.188
Net realized and unrealized gain (loss)	0.165	(0.259)	(1.282)	0.540	0.027 (2)	0.426
Total income (loss) from operations	$ 0.308	$ (0.016)	$ (1.158)	$ 0.679	$ 0.198	$ 0.614
Less Distributions
From net investment income	$ (0.138)	$ (0.244)	$ (0.128)	$ (0.139)	$ (0.168)	$ (0.184)
From net realized gain	—	—	(0.194)	—	—	—
Total distributions	$ (0.138)	$ (0.244)	$ (0.322)	$ (0.139)	$ (0.168)	$ (0.184)
Net asset value — End of period	$11.300	$11.130	$11.390	$12.870	$12.330	$12.300
Total Return(3)	2.81% (4)(5)	(0.11)%	(9.15)%	5.55%	1.64%	5.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 13,440	$ 15,391	$ 24,274	$ 36,398	$ 41,939	$ 47,617
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.71% (5)(6)	1.73%	1.68%	1.67%	1.67%	1.69%
Interest and fee expense(7)	0.01% (6)	0.01%	—	0.00% (8)	0.00% (8)	—
Total expenses	1.72% (5)(6)	1.74%	1.68%	1.67%	1.67%	1.69%
Net investment income	2.61% (6)	2.20%	1.03%	1.11%	1.40%	1.57%
Portfolio Turnover	56% (4)	98%	35%	62%	56%	34%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended January 31, 2024). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Amount is less than 0.005%.
19
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 11.150	$ 11.410	$ 12.890	$ 12.350	$ 12.320	$ 11.900
Income (Loss) From Operations
Net investment income(1)	$ 0.199	$ 0.355	$ 0.245	$ 0.263	$ 0.293	$ 0.306
Net realized and unrealized gain (loss)	0.164	(0.260)	(1.282)	0.542	0.028 (2)	0.418
Total income (loss) from operations	$ 0.363	$ 0.095	$ (1.037)	$ 0.805	$ 0.321	$ 0.724
Less Distributions
From net investment income	$ (0.193)	$ (0.355)	$ (0.249)	$ (0.265)	$ (0.291)	$ (0.304)
From net realized gain	—	—	(0.194)	—	—	—
Total distributions	$ (0.193)	$ (0.355)	$ (0.443)	$ (0.265)	$ (0.291)	$ (0.304)
Net asset value — End of period	$ 11.320	$ 11.150	$ 11.410	$ 12.890	$ 12.350	$ 12.320
Total Return(3)	3.33% (4)(5)	0.90%	(8.22)%	6.60%	2.66%	6.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$551,141	$490,175	$645,430	$1,202,483	$1,245,273	$1,129,022
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70% (5)(6)	0.73%	0.67%	0.67%	0.67%	0.69%
Interest and fee expense(7)	0.01% (6)	0.01%	—	0.00% (8)	0.00% (8)	—
Total expenses	0.71% (5)(6)	0.74%	0.67%	0.67%	0.67%	0.69%
Net investment income	3.60% (6)	3.19%	2.01%	2.10%	2.40%	2.56%
Portfolio Turnover	56% (4)	98%	35%	62%	56%	34%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended January 31, 2024). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Amount is less than 0.005%.
20
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
21

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a Fund), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2024. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the Fund agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2024, the amount of the Fund's Floating Rate Notes outstanding and the related collateral were $2,406,330 and $3,364,410, respectively. The interest rate on the Floating Rate Notes outstanding at January 31, 2024 was 4.58%. For the six months ended January 31, 2024, the Fund's average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $2,400,000 and 4.10%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2024.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund's investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund's investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund's value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that
22

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to January 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At July 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $60,877,639 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2023, $21,852,030 are short-term and $39,025,609 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 620,565,081
Gross unrealized appreciation	$ 18,162,027
Gross unrealized depreciation	(12,634,234)
Net unrealized appreciation	$ 5,527,793
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended January 31, 2024, the Fund's investment adviser and administration fee amounted to $1,734,354 or 0.60% (annualized) of the Fund’s average daily net assets.
Effective December 1, 2023, EVM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing
23

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

costs, taxes or litigation expenses) exceed 0.92%, 1.67% and 0.67% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after November 30, 2024. Pursuant to this agreement, EVM was allocated $72,326 of the Fund’s operating expenses for the six months ended January 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2024, EVM earned $6,534 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,359 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended January 31, 2024 in the amount of $1,762. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2024 amounted to $73,650 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2024, the Fund paid or accrued to EVD $53,422 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2024 amounted to $17,807 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2024, the Fund was informed that EVD received approximately $1,452 and $1,393 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended January 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 366,113,113	$ 330,430,670
U.S. Government and Agency Securities	5,504,941	—
	$371,618,054	$330,430,670
24

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended January 31, 2024 (Unaudited)		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	798,188	$ 8,733,719	2,048,553	$ 22,521,094
Issued to shareholders electing to receive payments of distributions in Fund shares	79,094	866,001	151,407	1,674,093
Redemptions	(1,214,161)	(13,281,086)	(3,685,045)	(40,419,765)
Net decrease	(336,879)	$ (3,681,366)	(1,485,085)	$ (16,224,578)
Class C
Sales	73,454	$ 810,966	224,477	$ 2,486,891
Issued to shareholders electing to receive payments of distributions in Fund shares	15,182	166,051	33,686	372,409
Redemptions	(282,214)	(3,088,299)	(1,005,989)	(11,148,525)
Net decrease	(193,578)	$ (2,111,282)	(747,826)	$ (8,289,225)
Class I
Sales	17,044,912	$ 184,631,937	23,349,812	$ 259,411,972
Issued to shareholders electing to receive payments of distributions in Fund shares	728,476	8,002,515	1,249,629	13,835,000
Redemptions	(13,046,634)	(142,675,155)	(37,184,269)	(411,474,866)
Net increase (decrease)	4,726,754	$ 49,959,297	(12,584,828)	$(138,227,894)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2024.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2024, there were no obligations outstanding under these financial instruments.
25

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended January 31, 2024, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$402,465	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended January 31, 2024, which is indicative of the volume of this derivative type, was approximately $4,646,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,836,825	$ —	$ 7,836,825
Tax-Exempt Mortgage-Backed Securities	—	447,638	—	447,638
Tax-Exempt Municipal Obligations	—	574,633,122	—	574,633,122
Taxable Municipal Obligations	—	40,030,164	—	40,030,164
U.S. Treasury Obligations	—	5,551,455	—	5,551,455
Total Investments	$ —	$628,499,204	$ —	$628,499,204
26

Eaton Vance
Municipal Opportunities Fund
January 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
30

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7778    1.31.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	March 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	March 25, 2024